                        [LOGO OF AAL VARIABLE ANNUITY]
                         Aid Association for Lutherans
                      ----------------------------------
                          A FRATERNAL BENEFIT SOCIETY



                                    Annual
                                    Report

                               December 31, 1995


                                  [PICTURE]


                        [LOGO OF AAL VARIABLE ANNUITY]

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                     A A L  V A R I A B L E  A N N U I T Y


[LOGO OF AID ASSOCIATION FOR LUTHERANS]
---------------------------------------
      A FRATERNAL BENEFIT SOCIETY



DEAR CERTIFICATE OWNER:

We are pleased to report positive news on performance, the economy and the outlook for 1996 as we provide this first annual report for the AAL Variable Annuity. Since the sale of the first certificate on June 19, 1995, we have been encouraged by the response for this product from AAL members. During this period, we have also seen both the stock and bond markets reach new all-time highs.

By all measures, 1995 will go down as a year of record-breaking performance. Investors enjoyed generally positive performance in both the fixed income and stock markets during the year. After hitting new highs and showing considerable strength early in the year, the stock market, as measured by the Dow Jones Industrial Average (DJIA), declined severely during the summer. The market's down period was brief, however. It recovered quickly and gained ground for the remainder of the year, with the DJIA breaking the 5100 level in December. In addition, the Wilshire Small Cap Index and the S&P 500 Index, utilized by two of the AAL Variable Product Series Fund Portfolios, also reached all-time highs.

The bond market also reacted favorably during 1995, staging a strong comeback from its poor performance in 1994. The Lehman Brothers Aggregate Bond Index, utilized by The AAL Variable Product Bond Portfolio, reached an all-time high during the year.

Each of the five subaccounts of the AAL Variable Annuity participated in the stock and bond markets' record performances in 1995. The investment portfolios also did well when measured against their benchmark indices.

The table on the next page shows the total return of the five Subaccounts of the AAL Variable Annuity and the corresponding Portfolios of the AAL Variable Product Series Fund, Inc. for the period June 14, 1995 (commencement of operations) to December 31, 1995.*

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                     A A L  V A R I A B L E  A N N U I T Y




TOTAL RETURNS

 FUND           PERCENT CHANGE/1/     VARIABLE     PERCENT CHANGE/2*/
 PORTFOLIO     SINCE INCEPTION        SUBACCOUNT  SINCE INCEPTION
 Money Market            3.02%/3/     Money Market          2.32%
 Bond                    5.80%        Bond                  5.31%
 Balanced               11.46%        Balanced             10.60%
 Large Company Stock    16.39%        Large Company Stock  15.26%
 Small Company Stock    10.70%        Small Company Stock   9.52%     [AAL LOGO]

1 These values reflect the deduction of a .35% annual management fee, but do not reflect Portfolio expenses which are voluntarily paid by AAL or reimbursed by AAL. Without the payment and reimbursement of expenses by AAL, which can be changed on 30 days notice, these total returns would have been lower.

2 These values reflect the deduction of the 1.25% mortality and expense risk fee, but do not reflect the $25 annual maintenance charge (for accounts under $5,000) or surrender charges.

3  If reported as annualized total return, this number would be 5.58%.

*For the same period, June 14, 1995 (commencement of operations) to December 31, 1995, the SEC Standardized Average Total Returns for the five Subaccounts, reflecting all fees and expenses and the maximum surrender charge of 7%, were as follows:

VARIABLE          PERCENT CHANGE
SUBACCOUNT       SINCE INCEPTION

Money Market..............-4.13%
Bond......................-1.33%
Balanced.................. 3.63%
Large Company Stock....... 8.00%
Small Company Stock....... 2.62%

Investment returns and principal values are subject to fluctuation, and units, when redeemed, may be worth more or less than their purchase price. Past performance is not an indication of future results.


At year-end, net assets of the investment portfolios totaled $83.9 million, broken down on the chart on the next page:

Looking to 1996, the economy's growth without a corresponding increase in inflation is encouraging. Slow growth and low inflation bode well for both the stock and fixed-income markets. For investors willing to adopt a long-term perspective, investment opportunities will continue to exist.

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                     A A L  V A R I A B L E  A N N U I T Y


[LOGO OF AID ASSOCIATION FOR LUTHERANS]
---------------------------------------
      A FRATERNAL BENEFIT SOCIETY




While no one can consistently predict interest rates or market movements, we believe variable annuities make sense as an integral part of many investment portfolios. For long-term investors, the AAL Variable Annuity combines the opportunity for tax-deferred growth, a variety of investment options and a guaranteed death benefit.

We thank you for the confidence you have shown in the AAL Variable Annuity and trust we are meeting your expectations for performance, value and service.

Sincerely,

/s/ John O. Gilbert
John O. Gilbert
President
Aid Association for Lutherans

/s/ D. Charles DeVries
D. Charles DeVries
President
AAL Variable Product Series Fund, Inc.



PORTFOLIO ASSETS


                        NET ASSETS AS OF 12/31/95
Money Market Portfolio                $ 7,044,642

Bond Portfolio                        $ 9,362,832

Balanced Portfolio                    $28,758,722

Large Company Stock Portfolio         $23,138,378

Small Company Stock Portfolio         $15,665,864

                        TOTAL         $83,970,438

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                     A A L  V A R I A B L E  A N N U I T Y




THE FINANCIAL MARKETS -- 1995:

1995 was a tremendous year for the U.S. economy as well as for domestic investors. The "soft landing" that the Federal Reserve was trying to orchestrate through its monetary policy appears to be occurring as the Gross Domestic Product (GDP) growth was approximately 2.6% in 1995. This was a slowing in the growth rate from the 4.1% increase registered in 1994 and was very close to the Federal Reserve's stated target of 2.5% GDP growth. Inflation remained subdued with the Consumer Price Index increasing approximately 2.9% in 1995, compared to only 2.6% in the prior year. The improving productivity of U.S. workers, continuing strong global competition, and a disciplined monetary policy all contributed to this positive economic environment.

The favorable economic setting and expectations for more restrained fiscal policies from Washington resulted in declining interest rates. Long-term Treasury rates began 1995 at 7.9% and ended the year just below 6.0%. Bond prices, which rise with declining interest rates, registered their third largest annual gain on record in 1995.

Stocks also had a banner year in 1995 as falling interest rates combined with rising profits to push most indices to record levels. Continued cost containment measures drove profits for companies in the S&P 500 up approximately 24% in 1995, and the resulting 37.6% annual return was the S&P 500's best since 1958.

From virtually any investment perspective, 1995 was an exceptional year. Discussion of the investment performance for each of the Portfolios for the AAL Variable Product Series Fund, Inc. (the "Fund" or the "Portfolio") is contained on the following pages of the report.

[LOGO OF AAL VARIABLE ANNUITY]

From virtually any
investment perspective,
1995 was an exceptional
year. Discussion of the
investment performance
for each of the Funds is
contained on the following
pages of the report.

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                     A A L  V A R I A B L E  A N N U I T Y


Money Market Portfolio
 ......................


THE FUND SEEKS: To achieve maximum current income consistent with liquidity and a stable net asset value of $1.00 per share.*

THE FUND IS: A diversified portfolio of high-quality, short-term money market instruments.


The Federal Reserve adopted an accommodative monetary policy in 1995 as a result of limited inflationary pressures and moderate economic growth. Inflation, as measured by the Consumer Price Index, was 2.9% for the year while the economy grew approximately 2.6% for the same period. This environment provided the opportunity for the Federal Reserve to lower the Federal Funds interest rate from 6% at the inception of the Portfolio in June, to 5.5% at year end. This action resulted in declining money market rates. For the six and one-half months of its existence, the Money Market Portfolio had a total return of 3.02%.

[GRAPH APPEARS HERE - PLOT POINTS TO COME]
RETURN ON A $10,000 INVESTMENT




*Investments in this Portfolio are neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

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                     A A L  V A R I A B L E  A N N U I T Y


[GRAPH APPEARS HERE - PLOT POINTS TO COME]
TOTAL RETURNS






[PHOTO APPEARS HERE]
PORTFOLIO MANAGER:

Alan D. Onstad
CFA - 1993
BBA - 1973, Concordia College
Al began his investment career with AAL in 1973.



SECTOR HOLDINGS
[PIE CHART APPEARS HERE]

 UTILITIES.................22.1%

 FINANCE...................21.9%

 U.S. GOVERNMENT AGENCIES..21.5%

 CONSUMER NON-DURABLES.....11.7%
 OTHER.....................22.8%
    CONSUMER DURABLES.......8.2%
    TECHNOLOGY..............5.5%
    CAPITAL GOODS...........3.5%
    MATERIALS & SERVICES....2.8%
    ENERGY..................2.8%



TOP TEN HOLDINGS

 FEDERAL HOME LOAN MORTGAGE CORPORATION....5.550%, 01/04/96
 FEDERAL NATIONAL MORTGAGE ASSOCIATION.....5.450%, 01/03/96
 FEDERAL HOME LOAN BANK....................5.520%, 01/08/96
 FEDERAL FARM CREDIT BANK..................5.520%, 01/10/96
 JOHNSON CONTROLS..........................5.870%, 01/02/96
 MASSACHUSETTS ELECTRIC....................5.900%, 01/03/96
 R.R. DONNELLEY............................5.900%, 01/05/96
 AMERICAN EXPRESS CREDIT CORP. ............5.600%, 01/02/96
 IBM CORP. ................................5.750%, 01/03/96
 ASSOCIATES CORP. OF NA....................5.600%, 01/04/96

                                       6
[AAL LOGO]

==============================================================================

                     A A L  V A R I A B L E  A N N U I T Y


Bond Portfolio
 ..............


THE FUND SEEKS: To achieve investment results that approximate the total return of the Lehman Brothers Aggregate Bond Index ("Lehman Index").

THE FUND IS: A diversified portfolio consisting of a representative sample of fixed income and mortgage-backed securities included in the Lehman Index.


Interest rates declined in 1995 as a result of low inflation and direct action by the Federal Reserve. Lower interest rates resulted in price appreciation of bonds. This, along with the income from the debt securities held in the Portfolio, and the Lehman Index, resulted in positive performance numbers.

The Bond Portfolio provided a total rate of return of 5.8% since its inception in June versus the Lehman Index return of 6.2% over the same period.

Although comprising fewer securities, the Portfolio is structured to match the Lehman Index in terms of quality, maturities, cash flows, sector distribution and other criteria. As the graph indicates, the Portfolio met its objective and tracked the Lehman Index closely.


[GRAPH APPEARS HERE - PLOT POINTS TO COME]
RETURN ON A $10,000 INVESTMENT

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                     A A L  V A R I A B L E  A N N U I T Y



TOTAL RETURNS


     AAL BOND  LEHMAN

     PORTFOLIO  INDEX

9%

6%

3%



         FROM INCEPTION--JUNE 14, 1995


PORTFOLIO MANAGER:

R. Jerry Scheel
BBA - Univ. of Wisconsin-Oshkosh
Jerry has 25 years of investment
experience with AAL.

SECTOR HOLDINGS



 U.S. GOVERNMENT             44.5%
 U.S. GOVERNMENT AGENCIES    33.4%
 CORPORATE                   14.5%
 OTHER                        7.6%
    UTILITY                   2.8%
    ASSET BACKED              2.7%
    CANADIAN GOVERNMENT       2.0%
    MONEY MARKET INSTRUMENTS  0.1%


TOP TEN HOLDINGS

 U.S. TREASURY BOND                                     9.875%, 11/15/15
 U.S. TREASURY BOND                                    10.375%, 11/15/12
 U.S. TREASURY NOTE                                     6.875%, 07/31/94
 U.S. TREASURY BOND                                     7.125%, 02/15/23
 U.S. TREASURY NOTE                                     7.500%, 10/31/99
 TEXAS UTILITIES                                        7.375%, 08/01/01
 FEDERAL HOME LOAN MORTGAGE CORPORATION                 5.500%, 01/02/96
 FEDERAL NATIONAL MORTGAGE ASSOCIATION CONVENTIONAL    10.500%, 08/01/20
 HOUSEHOLD FINANCE                                      6.875%, 03/01/03
 U.S. TREASURY NOTE                                     7.250%, 02/15/98

[AAL VARIABLE ANNUITY LOGO]

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                     A A L  V A R I A B L E  A N N U I T Y


Balanced Portfolio
 ..................


THE FUND SEEKS: To achieve investment results that reflect investment in common stocks, bond and money market instruments, each of which will be selected consistent with the investment policies of the AAL Variable Product Large Company Stock Portfolio, Bond Portfolio and Money Market Portfolio, respectively.

THE FUND IS: A diversified portfolio comprised of three asset classes: common stocks, including the securities in which the AAL Variable Product Large Company Stock Portfolio may invest; bonds and other debt securities with maturities generally exceeding one year, including securities in which the AAL Variable Product Bond Portfolio may invest; and money market instruments and other debt securities with maturities generally not exceeding 397 days, including securities in which the AAL Variable Product Money Market Portfolio may invest.


Buoyed by solid returns in all three     inception in mid-June to the end of
asset classes, the Balanced Portfolio    1995. The Portfolio benefitted from a
provided an 11.5% return from its        modest overweighting in stocks which
                                         performed very well due to falling
                                                       interest rates, rising
                                                       corporate profits and
                                                       a sound economy during
                                                       the period. In addition,
                                                       bond values rose as a
                                                       result of the Federal
                                                       Reserve's decision to
                                                       lower interest rates.
                  [CHART GOES HERE]                    At the end of the year,
                                                       the Portfolio continued
                                                       to deviate slightly from
                                                       its 55% stocks, 35%
                                                       bonds, 10% money market
                                                       benchmark with 56% in
                                                       stocks, 36% in bonds and
                                                       8% in money market
                                                       instruments.
RETURN ON A $10,000 INVESTMENT


$11,500
$11,000
$10,500
$10,000

                       JUNE   JUNE   JULY    AUG.   SEP.     0CT.   NOV.    DEC.
                        14     30     31      31     30       31     30      31
                                                  1995

    AAL BALANCED PORTFOLIO    $11,146                     LEHMAN INDEX   $10,617
    BLENDED INDEX*            $11,142                     SALOMON INDEX  $10,292
    S&P 500 INDEX             $11,631

     *This Index is a blend of the S&P 500 Index (55%), Lehman Index (35%) and Salomon Index (10%).

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                     A A L  V A R I A B L E  A N N U I T Y



TOTAL RETURNS

        [PLOT POINTS TO COME]


PORTFOLIO MANAGER:

John A. Larson
MBA - 1995, Univ. of Wisconsin-Oshkosh
CFA - 1984
BA - 1969, Luther College
John began his investment
career with AAL in 1978.

ASSET MIX


 The following shows the asset mix of the Balanced Portfolio, on a dollar weighted basis, over the period June 14, 1995
 (inception) through December 31, 1995.
 For this period, the range for each asset sector was stocks 53-58%; bonds 31-36%;
 money market 7-13%. At year end, the
 asset mix was stocks 56%; bonds 36%;
 money market 8%.



 STOCKS........................................... 56.5%
 BONDS............................................ 34.1%
 MONEY MARKET.....................................  9.4%

TOP TEN HOLDINGS

 GENERAL ELECTRIC COMPANY
 AT&T CORPORATION
 EXXON CORPORATION
 COCA-COLA COMPANY
 LEHMAN BROS. HOLDINGS CP.............. 6.05%, 01/03/96
 GENERAL MOTORS ACCEPTANCE CORP. CP.... 5.72%, 01/12/96
 PACIFICORP CP......................... 5.72%, 01/18/96
 U.S. TREASURY BOND....................9.875%, 11/15/15
 MERCK & COMPANY
 U.S. TREASURY BOND....................7.125%, 02/15/23

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                     A A L  V A R I A B L E  A N N U I T Y


Large Company Stock Portfolio
 .............................


THE FUND SEEKS: To achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by investing primarily in common stocks included in the S&P 500 Index.*

THE FUND IS: A diversified portfolio of larger company common stocks held approximately in proportion to their capitalization weight in the S&P 500 Index.


The Large Company Stock Portfolio experienced very strong returns during its inaugural period in 1995 with the fund returning 16.4% over its six and one-half months of operation. Investor confidence was buoyed in 1995 as the Federal Reserve Board took steps to control the economy by lowering interest rates. This, along with rising corporate profits, provided the stimulus for rising stock prices. The result was a solid economic environment and exceptional stock market performance, with most major equity indices reaching new all-time highs during the year.



*Standard & Poor's/(R)/," S&P/(R)/,"
"S&P 500/(R)/," "Standard & Poor's
500," and "500" are trademarks of
McGraw-Hill, Inc. and have been
licensed for use by AAL and the
Fund. The Fund and the Certificates
are not sponsored, endorsed, sold
or promoted by Standard & Poor's
and Standard & Poor's makes
no representation regarding the
advisability of investing in the
Fund or the Certificates.

RETURN ON A $10,000 INVESTMENT

[PLOT POINTS TO COME]

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                     A A L  V A R I A B L E  A N N U I T Y




TOTAL RETURNS

[PLOT POINTS TO COME]



PORTFOLIO MANAGER:

David Schnarsky
CFA - 1983
MBA - 1979, Univ. of
Wisconsin-Madison
BBA - 1975, Univ. of
Wisconsin-Madison
Dave has 16 years of investment
experience and has been with
AAL four years.

SECTOR HOLDINGS



 CONSUMER NON-DURABLES...........32.8%

 TECHNOLOGY......................13.6%

 FINANCE.........................13.2%

 UTILITIES.......................12.7%

 OTHER...........................27.7%

     ENERGY...................... 9.7%

     MATERIALS & SERVICES........ 8.7%

     CAPITAL GOODS............... 4.9%

     CONSUMER DURABLES........... 2.8%

     TRANSPORTATION.............. 1.6%


TOP TEN HOLDINGS


 GENERAL ELECTRIC COMPANY

 AT&T CORPORATION

 EXXON CORPORATION

 COCA-COLA COMPANY

 MERCK & COMPANY, INC

 ROYAL DUTCH PETROLEUM COMPANY

 PHILLIP MORRIS COMPANIES, INC

 PROCTOR & GAMBLE COMPANY

 JOHNSON & JOHNSON

 INTERNATIONAL BUSINESS MACHINES CORPORATION

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                     A A L  V A R I A B L E  A N N U I T Y


Small Company Stock Portfolio
 .............................


THE FUND SEEKS: To achieve investment results that approximate the performance of the Wilshire Small Cap Index ("Wilshire Index") by investing primarily in common stocks included in the Wilshire Index.

THE FUND IS: A diversified portfolio of smaller company common stocks held approximately in proportion to their capitalization weight in the Wilshire Index.

The Small Company Stock Portfolio returned 10.7% since its inception in mid-June. Small capitalization stocks benefitted from the solid economic environment, falling interest rates and rising corporate profits, but performance of the Wilshire Index, and this portfolio, were tempered somewhat by substantial exposure to the technology sector which was very volatile during the second half of 1995. The graph below shows performance of the Portfolio as compared with the performance of the Index.

RETURN ON A $10,000 INVESTMENT


$11,500

$11,000

$10,500

$10,000


         JUNE  JUNE  JULY  AUG.  SEP.  OCT.  NOV.  DEC.
          14    30    31    31    30    31    30    31

                         1995

    AAL SMALL COMPANY STOCK PORTFOLIO  $11,070

    WILSHIRE INDEX  $11,181

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                     A A L  V A R I A B L E  A N N U I T Y




TOTAL RETURNS


      AAL SMALL COMPANY  WILSHIRE
      STOCK PORTFOLIO     INDEX

15%

12%

9%

6%

3%



          FROM INCEPTION--JUNE 14, 1995


PORTFOLIO MANAGER:

Michael R. Hochholzer
MBA - 1995, Univ. of Chicago
CFA - 1992
BBA - 1989, Univ. of
Wisconsin-Oshkosh
Mike began his investment career with AAL in 1989.

SECTOR HOLDINGS

 CONSUMER NON-DURABLES  22.8%
 MATERIALS & SERVICES   20.9%
 FINANCE                18.4%
 TECHNOLOGY             14.3%
 OTHER                  23.6%
    UTILITIES            7.2%
    CAPITAL GOODS        5.8%
    ENERGY               5.4%
    CONSUMER DURABLES    2.9%
    TRANSPORTATION       2.3%


TOP TEN HOLDINGS


 LEHMAN BROS. HOLDINGS CP         6.05%, 01/23/96
 CENTOCOR, INC.
 MACROMEDIA, INC.
 FORE SYSTEMS, INC.
 CORDIS CORPORATION
 STARBUCKS CORPORATION
 GLOBAL MARINE, INC.
 T. ROWE PRICE & ASSOCIATES
 SURGICAL CARE AFFILIATES, INC.
 PRESSTEK, INC.

[LOGO OF AAL VARIABLE ANNUITY]

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                      ..................................

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                      ..................................

This report is submitted for the information of the certificate owners of the AAL Variable Annuity Account I. It is not authorized for distribution to prospective certificate owners unless preceded or accompanied by a current prospectus for the AAL Variable Annuity Account I and the AAL Variable Product Series Fund, Inc.

=================================================================================================

                    A A L   V A R I A B L E   A N N U I T Y


[LOGO OF AAL VARIABLE ANNUITY]
Money Market Portfolio

Schedule of Investments as of December 31, 1995


PRINCIPAL                                                         INTEREST   MATURITY  MARKET
AMOUNT                                                            RATE       DATE      VALUE
 .................................................................................................
               Commercial Paper (80.6%)

$200,000       American Express
                 Credit Corporation...........................      5.600%   01/02/96  $  199,969
 200,000       Associates Corporation
                 of North America.............................      5.600    01/04/96     199,907
 190,000       AT&T Corporation...............................      5.820    01/02/96     189,969
 200,000       Beneficial Corporation.........................      5.700    01/10/96     199,715
 200,000       Cargill, Inc...................................      5.720    01/08/96     199,778
 200,000       CS First Boston................................      5.740    01/17/96     199,490
 200,000       Dresser Industries, Inc........................      5.700    01/30/96     199,082
 200,000       DuPont (E.I.) De Nemours
                 & Company....................................      5.700    01/09/96     199,747
 200,000       Echlin, Inc....................................      5.750    01/29/96     199,105
 100,000       Ford Motor Credit Company......................      5.700    01/02/96      99,984
 100,000       Ford Motor Credit Company......................      5.720    01/16/96      99,762
 200,000       General Motors
                 Acceptance Corporation.......................      5.680    02/09/96     198,769
 200,000       GTE South, Inc.................................      5.620    02/07/96     198,844
 200,000       Hewlett-Packard Company........................      5.850    01/11/96     199,675
 200,000       Household Finance
                 Corporation..................................      5.710    01/24/96     199,270
 200,000       International Business
                 Machines Corporation.........................      5.750    01/03/96     199,936
 250,000       Johnson Controls, Inc..........................      5.870    01/02/96     249,959
 200,000       KN Energy, Inc.................................      5.750    01/03/96     199,489
 200,000       Lehman Brothers Holdings, Inc..................      5.950    01/12/96     199,636
 250,000       Massachusetts Electric
                 Company                                            5.900    01/03/96     249,918
 200,000       McDonald's Corporation.........................      5.600    01/08/96     199,782
 190,000       Merrill Lynch & Company, Inc...................      5.850    01/16/96     189,537
 165,000       New England Power Company......................      5.750    01/22/96     164,447
 200,000       Nordstrom Credit, Inc..........................      5.770    01/16/96     199,519
 200,000       Pacific Bell...................................      5.750    01/09/96     199,744
 250,000       R.R. Donnelley & Sons
                 Company......................................      5.900    01/05/96     249,836
 200,000       Sears Roebuck Acceptance
                 Corporation..................................      5.650    01/16/96     199,529
 200,000       Southern California Edison
                 Company......................................      5.750    01/12/96     199,649
 200,000       U.S. West
                 Communications, Inc. ........................      5.750    01/19/96     199,425
                                                                                       ----------
               Total Commercial Paper................................................   5,683,472
                                                                                       ----------

               U.S. Government Agency Obligations (22.1%)

$300,000       Federal Farm Credit Bank.......................      5.520%   01/10/96  $  299,586
 300,000       Federal Home Loan Bank.........................      5.520    01/08/96     299,678
 606,000       Federal Home Loan
                 Mortgage Corporation.........................      5.550    01/04/96     605,721
 350,000       Federal National
                 Mortgage Association.........................      5.450    01/03/96     349,894
                                                                                       ----------
               Total U.S. Government
                 Agency Obligations...........................                          1,554,879
                                                                                       ----------
               Short-Term Investments (0.1%)
   2,177       Harris Insight Government
                 Assets Fund.........................................................       2,177
                                                                                       ----------
               Total Investments (102.8%)
                 (amortized cost $7,240,528).........................................   7,240,528
               Liabilities, less
                 other Assets (-2.8%)................................................    (195,886)
                                                                                       ----------
               NET ASSETS (100.0%)...................................................  $7,044,642
                                                                                       ==========

                            See accompanying notes.

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y


[LOGO OF AAL VARIABLE ANNUITY]

Bond Portfolio
 ................
Schedule of Investments as of December 31, 1995

 PRINCIPAL                                                      INTEREST    MATURITY       MARKET
 AMOUNT                                                         RATE        DATE           VALUE
 ...................................................................................................
              U.S. Government Obligations (44.8%)
              -----------------------------------
$  250,000    U.S. Treasury Bond ...........................      6.250%    08/15/23     $  256,953
   250,000    U.S. Treasury Bond ...........................      9.875     11/15/15        361,953
   250,000    U.S. Treasury Bond ...........................     10.375     11/15/12        345,781
   250,000    U.S. Treasury Bond ...........................      5.375     05/31/98        250,781
   185,000    U.S. Treasury Bond ...........................      8.125     08/15/19        232,638
   250,000    U.S. Treasury Bond ...........................      7.125     02/15/23        285,546
    50,000    U.S. Treasury Note ...........................      7.375     11/15/97         51,891
   160,000    U.S. Treasury Note ...........................      5.125     11/30/98        159,400
   250,000    U.S. Treasury Note ...........................      7.250     02/15/98        259,921
   250,000    U.S. Treasury Note ...........................      6.125     05/31/97        253,125
   300,000    U.S. Treasury Note ...........................      6.875     07/31/99        314,906
   250,000    U.S. Treasury Note ...........................      6.375     01/15/99        257,734
   255,000    U.S. Treasury Note ...........................      5.500     09/30/97        256,275
   250,000    U.S. Treasury Note ...........................      5.875     06/30/00        255,156
   250,000    U.S. Treasury Note ...........................      7.500     01/31/97        256,015
   125,000    U.S. Treasury Note ...........................      6.250     02/15/03        130,469
   250,000    U.S. Treasury Note ...........................      7.500     10/31/99        268,438
                                                                                         ----------
              Total U.S. Government Obligations ....................................      4,196,982
                                                                                         ----------

              U.S. Government Agency Obligations (30.9%)
              ------------------------------------------
   198,658    Federal Home Loan Mortgage Corporation
                Gold 7-Yr. Balloon .........................      7.000     06/01/02        202,507
   238,478    Federal Home Loan Mortgage Corporation
                Gold 30-Yr. Pass Through ...................      6.500     04/01/24        235,869
   252,915    Federal Home Loan Mortgage Corporation
                Gold 30-Yr. Pass Through ...................      7.500     08/01/25        259,317
   247,590    Federal National Mortgage Association
                30-Yr. Pass Through ........................      8.500     11/15/25        258,267
   219,596    Federal National Mortgage Association
                Conventional 30-Yr. Pass Through ...........      9.000     02/01/25        231,262
   236,085    Federal National Mortgage Association
                Conventional 30-Yr. Pass Through ...........     10.500     08/01/20        261,169
   250,000    Federal National Mortgage Association
                Medium Term Note ...........................      5.200     04/30/98        247,282
   247,079    Government National Mortgage Association
                30-Yr. Pass Through ........................      7.500     03/15/23        254,028
   246,021    Government National Mortgage Association
                30-Yr. Pass Through ........................      8.000     06/15/25        256,170
   249,074    Government National Mortgage Association
                15-Yr. Pass Through ........................      6.500     03/01/09        251,410
   175,000    Private Export Funding Corporation ...........      6.240     05/15/02        179,452
   250,000    Tennessee Valley Authority ...................      6.000     11/01/00        253,627
                                                                                         ----------
              Total U.S. Government Agency Obligations .............................      2,890,360
                                                                                         ----------

              Asset Backed Securities (2.7%)
              ------------------------------
   250,000    Nations Bank Credit Card Trust ...............      6.000     12/15/05        251,320
                                                                                          ----------

              Corporate Obligations (14.6%)
              -----------------------------
   225,000    Abbott Laboratories Note .....................      6.800     05/15/05        239,050
   200,000    Baltimore Gas & Electric Company
                First Refunding Mortgage Bond ..............      7.500     01/15/07        219,740
   200,000    General Motors Acceptance Corporation Note ...      9.625     12/15/01        232,657
   250,000    Household Finance Corporation Note ...........      6.875     03/01/03        260,126
   250,000    PepsiCo Inc. Note ............................      5.700     11/01/08        239,235
   170,000    PepsiCo Inc. Debenture .......................      7.000     11/15/96        172,419
                                                                                         ----------
              Total Corporate Obligations ..........................................      1,363,227
                                                                                         ----------

              Utility Bonds (2.8%)
              --------------------
   250,000    Texas Utilities Company First Mortgage Bond ..      7.375     08/01/01        264,796
                                                                                         ----------

              Canadian Government (2.2%)
              --------------------------
   200,000    Province of Ontario Senior Global Bond .......      6.125     06/28/00        202,767
                                                                                         ----------
              Total Long-Term Securities
                (cost basis $8,978,835) ............................................      9,169,452
                                                                                         ----------

              Short-Term Investments (2.8%)
              -----------------------------
   264,000    Federal Home Loan Mortgage Corporation
                5.5%, due 01/02/96 .................................................        263,960
       440    Harris Insight Government Assets Fund ................................            440
                                                                                         ----------
              Total Short Term Securities
                (cost basis $264,400) ..............................................        264,400
                                                                                         ----------
              Total Investments (100.8%)
                (cost basis $9,243,235) ............................................      9,433,852
              Liabilities, less other Assets (-0.8%) ...............................        (71,020)
                                                                                         ----------
              NET ASSETS (100.0%) ..................................................     $9,362,832
                                                                                         ==========

                            See accompanying notes.
                                   .........

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y


[LOGO OF AAL VARIABLE ANNUITY]
Balanced Portfolio
 ..................
Schedule of Investments as of December 31, 1995




SHARES COMMON STOCKS (56.2%)                            MARKET VALUE
       Aerospace  (1.4%)
       -----------------
1,200  Boeing Company.................................... $ 94,050
  200  General Dynamics Corporation......................   11,825
  100  Goodrich (B.F.) Company...........................    6,813
  700  Lockheed Martin Corporation.......................   55,300
  600  Loral Corporation.................................   21,225
  400  McDonnell Douglas Corporation.....................   36,800
  200  Northrop Grumman Corporation......................   12,800
  900  Raytheon Company..................................   42,525
  800  Rockwell International Corporation................   42,300
  200  TRW, Inc..........................................   15,500
  300  Textron, Inc......................................   20,250
  500  United Technologies Corporation...................   47,437
                                                         ---------
                                                           406,825
                                                         ---------

       Air Transportation  (0.2%)
       --------------------------
  300  AMR Corporation *.................................   22,275
  200  Delta Air Lines, Inc..............................   14,775
  200  Federal Express Corporation *.....................   14,775
  500  Southwest Airlines Company........................   11,625
  200  USAir Group, Inc. *...............................    2,650
                                                         ---------
                                                            66,100
                                                         ---------
       Apparel  (0.2%)
       ---------------
  100  Brown Group, Inc..................................    1,425
  200  Fruit of the Loom, Inc. *.........................    4,875
  200  Liz Claiborne, Inc................................    5,550
  500  Nike, Inc.........................................   34,813
  200  Reebok International, Ltd.........................    5,650
  100  Russell Corporation...............................    2,775
  100  Springs Industries, Inc...........................    4,137
  100  Stride Rite Corporation...........................      750
  200  V F Corporation...................................   10,550
                                                         ---------
                                                            70,525
                                                         ---------

       Banking (3.7%)
       --------------
1,400  Banc One Corporation..............................   52,850
  400  Bank of Boston Corporation........................   18,500
  700  Bank of New York Company Inc......................   34,125
1,300  BankAmerica Corporation...........................   84,175
  300  Bankers Trust New York Corporation................   19,950
  300  Barnett Banks, Inc................................   17,700
  400  Boatmen's Bancshares, Inc.........................   16,350
  600  Chase Manhattan Corporation.......................   36,375
  900  Chemical Banking Corporation......................   52,875
1,500  Citicorp..........................................  100,875
  400  Comerica, Inc.....................................   16,050
  600  Corestates Financial Corporation..................   22,725
  500  First Bank System, Inc............................   24,813
1,143  NBD First Chicago Corporation.....................   45,148
  300  First Fidelity Bancorporation.....................   22,612
  300  First Interstate Bankcorp.........................   40,950
  600  First Union Corporation...........................   33,375
  856  Fleet Financial Group, Inc........................   34,882
  800  Keycorp...........................................   29,000
  700  J.P. Morgan & Company, Inc........................   56,175
  500  Mellon Bank Corporation...........................   26,875
  500  National City Corporation.........................   16,563
1,000  Nationsbank Corporation...........................   69,625
1,300  Norwest Corporation...............................   42,900
  800  PNC Bank Corporation..............................   25,800
  200  Republic N.Y. Corporation.........................   12,425
  400  Suntrust Banks, Inc...............................   27,400
  600  U S Bancorp.......................................   20,175
  600  Wachovia Corporation..............................   27,450
  200  Wells Fargo & Company.............................   43,200
                                                         ---------
                                                         1,071,918
                                                         ---------
       Brokerage  (0.2%)
       -----------------
  600  Merrill Lynch & Company...........................   30,600
  300  Morgan Stanley Group, Inc.........................   24,188
  300  Salomon, Inc......................................   10,650
                                                         ---------
                                                            65,438
                                                         ---------

       Business Machines  (2.8%)
       -------------------------
  400  Amdahl Corporation *..............................    3,400
  400  Apple Computer, Inc...............................   12,750
  100  Autodesk, Inc.....................................    3,425
  300  Cabletron Systems, Inc. *.........................   24,300
  300  Ceridian Corporation *............................   12,375
1,000  Cisco Systems, Inc. *.............................   74,625
  900  Compaq Computers, Inc. *..........................   43,200
  100  Cray Research, Inc. *.............................    2,475
  100  Data General Corporation *........................    1,375
  500  Digital Equipment Corporation *...................   32,063
  400  Honeywell, Inc....................................   19,450
2,000  International Business Machines Corporation.......  183,500
  100  Intergraph Corporation *..........................    1,575
2,100  Microsoft Corporation *...........................  184,275
1,300  Novell, Inc. *....................................   18,525
1,600  Oracle Systems Corporation *......................   67,800
  500  Pitney-Bowes, Inc.................................   23,500
  500  Silicon Graphics, Inc. *..........................   13,750
  700  Sun Microsystems, Inc. *..........................   31,937
  400  Tandem Computers, Inc. *..........................    4,250
  600  Unisys Corporation *..............................    3,375
  400  Xerox Corporation.................................   54,800
                                                         ---------
                                                           816,725
                                                         ---------

       Business Services (1.2%)
       ------------------------
  500  Automatic Data Processing, Inc....................   37,125
  300  Block (H.R.), Inc.................................   12,150
  700  Browning-Ferris Industries, Inc...................   20,650
  900  Computer Associates International, Inc............   51,188
  200  Computer Sciences Corporation *...................   14,050
  200  Deluxe Corporation................................    5,800



                            See accompanying notes.

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y


[LOGO OF AAL VARIABLE ANNUITY]
Balanced Portfolio
 ..................
Schedule of Investments as of December 31, 1995--Continued




SHARES   COMMON STOCKS                                   MARKET VALUE

         Business Services-Continued
         ---------------------------
    300  Dial Corporation...............................  $     8,888
    200  Ecolab, Inc. ..................................        6,000
    800  First Data Corporation.........................       53,500
    300  Interpublic Group of Companies, Inc. ..........       13,013
    100  John H. Harland Company........................        2,087
  1,000  Laidlaw, Inc. .................................       10,250
    300  Moore Corporation Limited......................        5,587
    100  National Service Industries....................        3,238
    100  Ogden Corporation..............................        2,137
    100  Pittston Company...............................        3,138
    200  Safety Kleen Corporation.......................        3,125
    100  Shared Medical Systems Corporation.............        5,437
    600  The Dun & Bradstreet Corporation...............       38,850
  1,800  WMX Technologies, Inc. ........................       53,775
                                                          -----------
                                                              349,988
                                                          -----------

         Chemicals (1.9%)
         ----------------
    400  Air Products & Chemicals, Inc. ................       21,100
  2,000  E.I. Du Pont De Nemours and Company............      139,750
    300  Eastman Chemical Company.......................       18,788
    200  Great Lakes Chemical Corporation...............       14,400
    400  Hercules, Inc. ................................       22,550
  1,500  Minnesota Mining & Manufacturing...............       99,375
    400  Monsanto Company...............................       49,000
    500  Morton International, Inc. ....................       17,938
    300  Nalco Chemical Company.........................        9,037
    700  PPG Industries, Inc. ..........................       32,025
    500  Praxair, Inc. .................................       16,812
    200  Rohm & Haas Company............................       12,875
    200  Sigma-Aldrich Corporation......................        9,900
    900  The Dow Chemical Company.......................       63,337
    500  Union Carbide Corporation......................       18,750
    300  W.R. Grace & Company...........................       17,738
                                                          -----------
                                                              563,375
                                                          -----------

         Consumer Durables  (0.2%)
         -------------------------
    300  Black & Decker Corporation.....................       10,575
    300  Maytag Corporation.............................        6,075
    500  Newell Company.................................       12,938
    100  Outboard Marine Corporation....................        2,037
    300  Whirlpool Corporation..........................       15,975
                                                          -----------
                                                               47,600
                                                          -----------

         Construction (0.3%)
         -------------------
    100  Armstrong World Industries, Inc. ..............        6,200
    100  Centex Corporation.............................        3,475
    100  Crane Company..................................        3,688
    300  Fluor Corporation..............................       19,800
    100  Kaufman & Broad Home Corporation...............        1,487
    500  Masco Corporation..............................       15,687
    200  Owens-Corning Fiberglass Corporation*..........        8,975
    100  Pulte Corporation..............................        3,363
    300  Sherwin-Williams Company.......................       12,225
    200  Stanley Works..................................       10,300
                                                          -----------
                                                               85,200
                                                          -----------

         Containers (0.1%)
         -----------------
    100  Ball Corporation...............................        2,750
    100  Bemis Company, Inc. ...........................        2,563
    300  Crown Cork & Seal Company, Inc.* ..............       12,525
    300  Stone Container Corporation....................        4,312
                                                          -----------
                                                               22,150
                                                          -----------

         Cosmetic (1.3%)
         ---------------
    100  Alberto-Culver Company.........................        3,437
    300  Avon Products, Inc. ...........................       22,613
    200  Clorox Company.................................       14,325
    500  Colgate-Palmolive Company......................       35,125
  1,600  Gillette Company...............................       83,400
    400  International Flavors and Fragrances, Inc. ....       19,200
  2,400  Procter & Gamble Company.......................      199,200
                                                          -----------
                                                              377,300
                                                          -----------

         Drugs & Medicine (6.0%)
         -----------------------
  2,800  Abbott Laboratories............................      116,900
    200  Allergan, Inc. ................................        6,500
    200  Alza Corporation* .............................        4,950
  1,100  American Home Products Corporation.............      106,700
    900  Amgen, Inc.* ..................................       53,438
    300  Bard (C.R.), Inc. .............................        9,675
    200  Bausch & Lomb, Inc.............................        7,925
  1,000  Baxter International, Inc. ....................       41,875
    200  Becton, Dickinson and Company..................       15,000
    300  Beverly Enterprises, Inc.* ....................        3,188
    400  Biomet, Inc.* .................................        7,150
    600  Boston Scientific Corporation* ................       29,400
  1,800  Bristol-Myers Squibb Company...................      154,575
  1,600  Columbia/HCA Healthcare Corporation............       81,200
    100  Community Psychiatric Centers* ................        1,225
  2,000  Eli Lilly & Company............................      112,500
    600  Humana, Inc.*..................................       16,425
  2,300  Johnson & Johnson..............................      196,937
    200  Mallinckrodt Group, Inc........................        7,275
    200  Manor Care, Inc. ..............................        7,000
    800  Medtronic, Inc. ...............................       44,700
  4,400  Merck & Company, Inc. .........................      289,300
  2,200  Pfizer Inc. ...................................      138,600
  1,780  Pharmacia & Upjohn, Inc. ......................       68,975
  1,300  Schering-Plough................................       71,175
    250  St. Jude Medical, Inc.* .......................       10,750
    700  Tenet Healthcare Corporation*..................       14,525
    500  U S Health Care Inc. ..........................       23,250
    200  U S Surgical Corporation.......................        4,275
    600  United Healthcare Corporation..................       39,300

                            See accompanying notes.

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y


[LOGO OF AAL VARIABLE ANNUITY]
Balanced Portfolio
 ..................
Schedule of Investments as of December 31, 1995--Continued


SHARES COMMON STOCKS                                MARKET VALUE
 ................................................................
       Drugs & Medicine-Continued
       --------------------------
  500  Warner-Lambert Company....................     $   48,562
                                                      ----------
                                                       1,733,250
                                                      ----------

       Electronics (2.3%)
       ------------------
  728  AMP, Inc..................................         27,937
  300  Advanced Micro Devices, Inc.* ............          4,950
  100  Andrew Corporation* ......................          3,825
  600  Applied Materials, Inc.* .................         23,625
  100  EG&G, Inc.................................          2,425
  100  General Signal Corporation................          3,237
  100  Harris Corporation........................          5,463
1,800  Hewlett-Packard Company...................        150,750
3,000  Intel Corporation.........................        170,250
  500  LSI Logic Corporation*....................         16,375
  700  Micron Technology, Inc....................         27,737
2,100  Motorola, Inc.............................        119,700
  400  National Semiconductor Corporation* ......          8,900
  900  Northern Telecom Limited..................         38,700
  100  Perkin Elmer Corporation..................          3,775
  200  Scientific-Atlanta, Inc...................          3,000
  100  Tektronix, Inc............................          4,913
  100  Teledyne, Inc.............................          2,563
  700  Texas Instruments, Inc....................         36,225
  100  Thomas & Betts Corporation................          7,375
                                                      ----------
                                                         661,725
                                                      ----------

       Energy-Raw Materials (0.6%)
       ---------------------------
  400  Baker Hughes, Inc.........................          9,750
  400  Burlington Resources, Inc.................         15,700
  700  Dresser Industries, Inc...................         17,063
  100  Eastern Enterprises.......................          3,525
  400  Halliburton Company.......................         20,250
  100  Helmerich & Payne, Inc....................          2,975
  100  Louisiana Land and Explorations Company...          4,287
  100  McDermott International, Inc..............          2,200
  100  NACCO Industries..........................          5,550
1,100  Occidental Petroleum Corporation..........         23,513
  900  Schlumberger, Ltd.........................         62,325
                                                      ----------
                                                         167,138
                                                      ----------


       Food & Agriculture (3.7%)
       -------------------------
1,850  Archer-Daniels-Midland Company............         33,300
  500  CPC International, Inc....................         34,312
  900  Campbell Soup Company.....................         54,000
4,400  Coca-Cola Company.........................        326,700
  800  ConAgra, Inc..............................         33,000
  100  Fleming Companies, Inc....................          2,063
  600  General Mills, Inc........................         34,650
1,250  H.J. Heinz Company........................         41,407
  300  Hershey Foods Corporation.................         19,500
  800  Kellogg Company...........................         61,800
2,800  PepsiCo, Inc..............................        156,450
  300  Pioneer Hi-Bred International, Inc........         16,687
  400  Quaker Oats Company.......................         13,800
  400  Ralston Purina Corporation................         24,950
1,800  Sara Lee Corporation......................         57,375
  200  Supervalu, Inc............................          6,300
1,000  Sysco Corporation.........................         32,500
  600  Unilever N.V..............................         84,450
  300  Whitman Corporation.......................          6,975
  400  Wrigley (Wm) Jr. Company..................         21,000
                                                      ----------
                                                       1,061,219
                                                      ----------

       Forest Products (1.0%)
       ----------------------
  400  Alco Standard Corporation.................         18,250
  100  Boise Cascade Corporation.................          3,462
  300  Champion International Corporation........         12,600
  200  Federal Paper Board Company, Inc..........         10,375
  300  Georgia-Pacific Corporation...............         20,588
  900  International Paper Company...............         34,087
  200  James River Corp. of Virginia.............          4,825
  990  Kimberly-Clark Corporation................         81,923
  300  Louisiana-Pacific Corporation.............          7,275
  200  Mead Corporation..........................         10,450
  100  Potlatch Corporation......................          4,000
  200  Temple-Inland, Inc........................          8,825
  200  Union Camp Corporation....................          9,525
  300  Westvaco Corporation......................          8,325
  700  Weyerhaeuser Company......................         30,275
  200  Willamette Industries.....................         11,250
                                                      ----------
                                                         276,035
                                                      ----------

       Gold (0.3%)
       -----------
1,300  Barrick Gold Corporation..................         34,288
  400  Homestake Mining Company..................          6,250
  300  Newmont Mining Corporation................         13,575
  800  Placer Dome, Inc..........................         19,300
  400  Santa Fe Pacific Gold Corporation.........          4,850
                                                      ----------
                                                          78,263
                                                      ----------

       Insurance (2.0%)
       ----------------
  400  Aetna Life & Casualty Company.............         27,700
  100  Alexander & Alexander Services, Inc.......          1,900
1,648  Allstate Corporation......................         67,774
  800  American General Corporation..............         27,900
1,700  American Int'l Group, Inc.................        157,250
  300  Chubb Corporation.........................         29,025
  300  Cigna Corporation.........................         30,975
  300  General Re Corporation....................         46,500
  400  ITT Hartford Group, Inc.*.................         19,350
  300  Jefferson-Pilot Corporation...............         13,950
  400  Lincoln National Corporation..............         21,500
  300  Marsh & McLennan Companies, Inc...........         26,625
  300  Providian Corporation.....................         12,225

                            See accompanying notes.

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y


[LOGO OF AAL VARIABLE ANNUITY]
Balanced Portfolio
 ..................
Schedule of Investments as of December 31, 1995--Continued


SHARES COMMON STOCKS                                  MARKET VALUE
------ -------------                                  ------------
      Insurance-Continued
      -------------------
  400 Safeco Corporation.............................. $   13,800
  300 St. Paul Companies, Inc.........................     16,688
  200 Torchmark Corporation...........................      9,050
  300 Transamerica Corporation........................     21,863
  300 USF&G Corporation...............................      5,062
  150 U S Life Corporation............................      4,481
  300 Unum Corporation................................     16,500
                                                       ----------
                                                          570,118
                                                       ----------
      Liquor (0.4%)
      -------------
  900 Anheuser-Busch Companies, Inc...................     60,188
  200 Brown-Foreman Corporation.......................      7,300
  100 Coors (Adolph) Company..........................      2,212
1,300 Seagram Company, Ltd............................     45,013
                                                       ----------
                                                          114,713
                                                       ----------

      Media (1.3%)
      ------------
  600 Capital Cities/ABC, Inc.........................     74,025
  800 Comcast Corporation.............................     14,550
  500 Donnelley (R.R.) & Sons Company.................     19,688
  300 Dow Jones & Company.............................     11,963
  500 Gannett Company, Inc............................     30,688
  100 King World Productions, Inc.*...................      3,887
  200 Knight-Ridder Inc...............................     12,500
  200 McGraw-Hill, Inc................................     17,425
  100 Meredith Corporation............................      4,187
  300 New York Times Company..........................      8,888
2,300 Tele-Communications, Inc.*......................     45,712
1,300 Time Warner, Inc................................     49,237
  400 Times Mirror Company............................     13,550
  200 Tribune Company.................................     12,225
1,300 Viacom, Inc.*...................................     61,588
                                                       ----------
                                                          380,113
                                                       ----------

      Miscellaneous Finance (1.6%)
      ----------------------------
  400 Ahmanson (H.F.) & Company.......................     10,600
1,700 American Express Company........................     70,338
  200 Beneficial Corporation..........................      9,325
  600 Dean Witter Discover and Company................     28,200
1,000 Federal National Mortgage Association...........    124,125
  700 Federal Home Loan Mortgage Corporation..........     58,450
  200 Golden West Financial Corporation...............     11,050
  400 Great Western Financial Corporation.............     10,200
  300 Household International Corporation.............     17,737
  400 ITT Corporation.................................     21,200
  500 MBNA Corporation................................     18,438
1,100 Travelers Group, Inc............................     69,162
                                                       ----------
                                                          448,825
                                                       ----------
      Motor Vehicles (1.3%)
      ---------------------
1,300 Chrysler Corporation............................     71,988
  100 Cummins Engine Company, Inc.....................      3,700
  400 Dana Corporation................................     11,700
  300 Eaton Corporation...............................     16,087
  200 Echlin, Inc.....................................      7,300
  100 Fleetwood Enterprises, Inc......................      2,575
3,800 Ford Motor Company..............................    110,200
  400 Genuine Parts Company...........................     16,400
2,600 General Motors Corporation......................    137,475
                                                       ----------
                                                          377,425
                                                       ----------

      Non-Durables (0.8%)
      -------------------
  200 American Greetings Corp. Cl. A..................      5,525
  100 Bally Entertainment Corporation*................      1,400
  500 Darden Restaurants, Inc.........................      5,937
  100 Handleman Company...............................        575
  200 Harcourt General Incorporated...................      8,375
  400 Hasbro, Inc.....................................     12,400
  100 Jostens, Inc....................................      2,425
  100 Luby's Cafeterias, Inc..........................      2,225
  700 Mattel, Inc.....................................     21,525
2,500 McDonald's Corporation..........................    112,813
  200 Premark International, Inc......................     10,125
  500 Rubbermaid Inc..................................     12,750
  100 Ryans Family Steak House*.......................        700
  500 Service Corporation International...............     22,000
  100 Shoneys Incorporated*...........................      1,025
  300 Wendy's International, Inc......................      6,375
                                                       ----------
                                                          226,175
                                                       ----------

      Non-Ferrous Metals (0.5%)
      -------------------------
  800 Alcan Aluminum, Ltd.............................     24,900
  600 Aluminum Company of America.....................     31,725
  100 Asarco, Inc.....................................      3,200
  300 Cyprus Minerals Company.........................      7,837
  400 Echo Bay Mines, Ltd.............................      4,150
  450 Engelhard Corporation...........................      9,788
  800 Freeport-McMoran Copper & Gold..................     22,500
  400 Inco, Ltd.......................................     13,300
  200 Phelps Dodge Corporation........................     12,450
  200 Reynolds Metals Company.........................     11,325
                                                       ----------
                                                          141,175
                                                       ----------

      Oil-Domestic (0.7%)
      -------------------
  300 Amerada Hess Corporation........................     15,900
  200 Ashland Oil, Inc................................      7,025
  600 Atlantic Richfield Company......................     66,450
  200 Kerr-McGee Corporation..........................     12,700

                            See accompanying notes.

===============================================================================

A A L   V A R I A B L E   A N N U I T Y


[LOGO OF AAL VARIABLE ANNUITY]
Balanced Portfolio
 ..................
Schedule of Investments as of December 31, 1995--Continued




SHARES    COMMON STOCKS                            MARKET VALUE
 ...............................................................
          Oil--Domestic--Continued
          ------------------------
   300    Oryx Energy Company*....................  $    4,013
   100    Pennzoil Corporation....................       4,225
 1,000    Phillips Petroleum Company..............      34,125
   200    Rowan Companies, Inc.*..................       1,975
   300    Santa Fe Energy Resources, Inc.*........       2,887
   200    Sun Company, Inc........................       5,475
 1,000    USX-Marathon Group, Inc.................      19,500
   800    Unocal Corporation......................      23,300
                                                    ----------
                                                       197,575
                                                    ----------
          Oil International (3.9%)
          ------------------------
 1,800    Amoco Corporation.......................     129,375
 2,300    Chevron Corporation.....................     120,750
 4,400    Exxon Corporation.......................     352,550
 1,400    Mobil Corporation.......................     156,800
 1,900    Royal Dutch Petroleum Company*..........     268,138
   900    Texaco, Inc.............................      70,650
   200    Western Atlas, Inc.*....................      10,100
                                                    ----------
                                                     1,108,363
                                                    ----------
          Photo & Optical (0.4%)
          ----------------------
   800    Corning, Inc............................      25,600
 1,200    Eastman Kodak Co........................      80,400
   200    Polaroid Corporation....................       9,475
                                                    ----------
                                                       115,475
                                                    ----------
          Producers Goods (3.0%)
          ----------------------
 1,000    Allied-Signal Inc.......................      47,500
   200    Avery Dennison Corporation..............      10,025
   100    Briggs & Stratton Corporation...........       4,338
   700    Caterpillar, Inc........................      41,125
   100    Cincinnati Milacron.....................       2,625
   400    Cooper Industries, Inc..................      14,700
   900    Deere & Company.........................      31,725
   400    Dover Corporation.......................      14,750
   800    Emerson Electric Company................      65,400
   100    FMC Corporation*........................       6,763
   100    Foster Wheeler Corporation..............       4,250
 5,900    General Electric Company................     424,800
   100    Giddings & Lewis Incorporated...........       1,650
   100    Harnischfeger Industries, Inc...........       3,325
   400    Illinois Tool Works, Inc................      23,600
   400    Ingersoll-Rand Company..................      14,050
   200    Johnson Controls, Inc...................      13,750
   200    Millipore Corporation...................       8,225
   200    Navistar International Corp.*...........       2,100
   400    Pall Corporation........................      10,750
   200    Parker Hannifin.........................       6,850
   200    Raychem Corporation.....................      11,375
   100    Snap-on, Inc............................       4,525
   600    Tenneco, Inc............................      29,775
   100    Timken Company..........................       3,825
   100    Trinova Corporation.....................       2,863
   500    Tyco International......................      17,812
   100    Varity Corporation*.....................       3,712
   200    W.W. Grainger, Inc......................      13,250
 1,300    Westinghouse Electric Company...........      21,450
                                                    ----------
                                                       860,888
                                                    ----------
          Railroad & Shipping (0.7%)
          --------------------------
   564    Burlington Northern, Inc................      43,992
   800    CSX Corporation.........................      36,500
   300    Conrail, Inc............................      21,000
   500    Norfolk Southern Corporation............      39,688
   700    Union Pacific Corporation...............      46,200
                                                    ----------
                                                       187,380
                                                    ----------
          Retail Stores  (2.6%)
          ---------------------
   900    Albertson's, Inc........................      29,587
   500    American Stores Company.................      13,375
   600    CUC International, Inc.*................      20,475
   300    Charming Shoppes, Inc...................         863
   300    Circuit City Stores, Inc................       8,287
   300    Dayton Hudson Corporation...............      22,500
   300    Dillard Department Stores, Inc..........       8,550
   700    Federated Department Stores, Inc.*......      19,250
   500    GAP, Inc................................      21,000
   200    Giant Food, Inc., Class A...............       6,300
   100    Great Atlantic & Pacific Tea Co., Inc...       2,300
 1,700    Home Depot, Inc.........................      81,388
   800    J.C. Penney Company, Inc................      38,100
 1,600    Kmart Corporation.......................      11,600
   400    Kroger Corporation*.....................      15,000
   100    Long's Drug Stores, Inc.................       4,787
   500    Lowe's Companies, Inc...................      16,750
   900    May Department Stores Company...........      38,025
   400    Melville Corporation....................      12,300
   100    Mercantile Stores Company, Inc..........       4,625
   300    Nordstrom, Inc..........................      12,150
   200    Pep Boys - Manny, Moe, & Jack...........       5,125
   600    Price/Costco, Inc.*.....................       9,150
   300    Rite Aid Corporation....................      10,275
 1,400    Sears Roebuck & Company.................      54,600
   200    Tandy Corporation*......................       8,300
 1,200    The Limited, Inc........................      20,850
   200    TJX Companies, Inc......................       3,775
   900    Toys "R" Us, Inc.*......................      19,575
 8,000    Wal-Mart Stores, Inc....................     179,000
   800    Walgreen Company........................      23,900
   500    Winn-Dixie Stores, Inc..................      18,438
   400    Woolworth Corporation*..................       5,200
                                                    ----------
                                                       745,400
                                                    ----------

                            See accompanying notes.

===============================================================================

A A L   V A R I A B L E   A N N U I T Y


[LOGO OF AAL VARIABLE ANNUITY]
Balanced Portfolio
 ..................
Schedule of Investments as of December 31, 1995--Continued




SHARES    COMMON STOCKS                               MARKET VALUE
 ..................................................................

          Steel  (0.1%)
          -------------
   300    Armco, Inc.*.............................    $     1,763
   300    Bethlehem Steel Corporation*.............          4,200
   100    Inland Steel Industries, Inc.............          2,513
   300    Nucor Corporation........................         17,137
   300    USX-US Steel Group, Inc..................          9,225
   300    Worthington Industries, Inc..............          6,244
                                                       -----------
                                                            41,082
                                                       -----------
          Telephone (5.0%)
          ----------------
   600    ALL/TEL Corporation......................         17,700
 5,600    AT&T Corporation.........................        362,600
 1,800    Airtouch Communications, Inc.*...........         50,850
 2,000    Ameritech Corporation....................        118,000
 1,500    Bell Atlantic Corporation................        100,313
 3,500    BellSouth Corporation....................        152,250
   400    DSC Communications Corporation*..........         14,750
 3,400    GTE Corporation..........................        149,600
 2,400    MCI Communications Corporation...........         62,700
 1,500    Nynex Corporation........................         81,000
 1,600    Pacific Telesis Group....................         53,800
 2,200    SBC Communications, Inc..................        126,500
 1,300    Sprint Corporation.......................         51,837
   300    Tellabs, Inc.*...........................         11,100
 1,700    U S West, Inc............................         60,775
 1,600    U S West Media Group.....................         30,400
                                                       -----------
                                                         1,444,175
                                                       -----------
          Tires & Rubber (0.1%)
          ---------------------
   200    Cooper Tire & Rubber Company.............          4,925
   500    Goodyear Tire & Rubber...................         22,688
                                                       -----------
                                                            27,613
                                                       -----------
          Tobacco (1.3%)
          --------------
   600    American Brands, Inc.....................         26,775
   600    Loews Corporation........................         47,025
 3,000    Philip Morris Companies, Inc.............        271,500
   700    UST, Inc.................................         23,363
                                                       -----------
                                                           368,663
                                                       -----------
          Travel & Recreation  (0.5%)
          ---------------------------
   300    Brunswick Corporation....................          7,200
 1,800    Disney (Walt) Company....................        106,200
   300    Harrah's Entertainment...................          7,275
   200    Hilton Hotels Corporation................         12,300
   400    Marriott International, Inc..............         15,300
                                                       -----------
                                                           148,275
                                                       -----------
          Trucking & Freight (0.1%)
          -------------------------
   100    Consolidated Freightways, Inc............          2,650
   400    ITT Corporation..........................          9,600
   100    PACCAR, Inc..............................          4,213
   100    Roadway Services, Inc....................          4,887
   200    Ryder Systems, Inc.......................          4,950
   100    Yellow Corporation.......................          1,238
                                                       -----------
                                                            27,538
                                                       -----------
          Utilities & Energy  (2.5%)
          --------------------------
   600    American Electric Power Company..........         24,300
   500    Baltimore Gas & Electric Company.........         14,250
   500    CINergy Corporation*.....................         15,313
   500    Carolina Power & Light Company...........         17,250
   600    Central & Southwest Corporation..........         16,725
   400    Coastal Corporation......................         14,900
   200    Columbia Gas System, Inc.*...............          8,775
   800    Consolidated Edison Company of New York..         25,600
   300    Consolidated Natural Gas Company.........         13,613
   500    DTE Energy Company.......................         17,250
   700    Duke Power Company.......................         33,162
   700    Dominion Resources, Inc..................         28,875
   900    Enron Corporation........................         34,312
   200    Enserch Corporation......................          3,250
   900    Entergy Corporation......................         26,325
   600    FPL Group, Inc...........................         27,825
   500    General Public Utilities Corporation.....         17,000
   900    Houston Industries, Inc..................         21,825
   500    Niagara Mohawk Power Corporation.........          4,813
   100    Nicor, Inc...............................          2,750
   400    NorAm Energy Corp........................          3,550
   200    Northern States Power Company............          9,825
   100    ONEOK, Inc...............................          2,287
   500    Ohio Edison Company......................         11,750
   500    P P & L Resources, Inc...................         12,500
 1,000    Pacificorp...............................         21,250
   200    Pacific Enterprises......................          5,650
 1,400    Pacific Gas & Electric Company...........         39,725
   500    Panhandle Eastern Corporation............         13,938
   700    Peco Energy Company......................         21,087
   100    Peoples Energy Corporation...............          3,175
   800    Public Service Enterprise................         24,500
 1,500    SCE Corporation..........................         26,625
   300    Sonat Incorporated.......................         10,688
 2,300    Southern Company.........................         56,638
   800    Texas Utilities Company..................         32,900
   800    Unicom Corporation.......................         26,200
   300    Union Electric Company...................         12,525
   300    Williams Companies, Inc..................         13,162
                                                       -----------
                                                           716,088
                                                       -----------
Total Common Stocks (cost basis $14,727,660).......    $16,167,825
                                                       ===========

*Non-income producing securities


                            See accompanying notes.

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y


[LOGO OF AAL VARIABLE ANNUITY]
Balanced Portfolio
 ..................
Schedule of Investments as of December 31, 1995--Continued


PRINCIPAL                                            INTEREST   MATURITY     MARKET
AMOUNT     LONG-TERM DEBT SECURITIES (35.8%)         RATE       DATE         VALUE
 .....................................................................................

           U.S. Government Securities (17.1%)
           ----------------------------------
$125,000   U.S. Treasury Bond .....................   7.500%   11/15/16   $   146,641
 250,000   U.S. Treasury Bond .....................   6.250    08/15/03       256,953
 200,000   U.S. Treasury Bond .....................  10.380    11/15/12       276,625
 250,000   U.S. Treasury Bond .....................   7.125    02/15/23       285,547
 125,000   U.S. Treasury Bond .....................   7.875    02/15/21       153,867
 200,000   U.S. Treasury Bond .....................   9.875    11/15/15       289,562
 150,000   U.S. Treasury Note .....................   5.875    07/31/97       151,547
 230,000   U.S. Treasury Note .....................   6.500    05/15/05       245,094
 200,000   U.S. Treasury Note .....................   7.500    01/31/97       204,812
 250,000   U.S. Treasury Note .....................   6.125    05/31/97       253,125
 225,000   U.S. Treasury Note .....................   6.875    07/31/99       236,179
 200,000   U.S. Treasury Note .....................   6.250    02/15/03       208,750
 100,000   U.S. Treasury Note .....................   5.125    12/31/98        99,656
 250,000   U.S. Treasury Note .....................   7.750    12/31/99       271,406
 200,000   U.S. Treasury Note .....................   7.250    02/15/98       207,937
 250,000   U.S. Treasury Note .....................   7.375    11/15/97       259,453
 250,000   U.S. Treasury Note .....................   5.750    08/15/03       253,047
 170,000   U.S. Treasury Note .....................   8.750    10/15/97       180,094
 190,000   U.S. Treasury Note .....................   7.500    11/15/01       209,415
 250,000   U.S. Treasury Note .....................   5.875    08/15/98       253,906
 215,000   U.S. Treasury Note .....................   5.500    02/28/99       216,410
 250,000   U.S. Treasury Note .....................   6.125    07/31/00       257,422
                                                                          -----------
           Total U.S. Government Obligations ..........................     4,917,448
                                                                          -----------

           U.S. Government Agency Securities (11.2%)
           -----------------------------------------
 158,926   Federal Home Loan Mortgage
             Corporation Gold
             7-Yr. Balloon ........................   7.000    06/01/02       162,005
 194,731   Federal Home Loan Mortgage
             Corporation Gold
             30-Yr. Pass Through ..................   6.500    04/01/24       192,602
 225,914   Federal Home Loan Mortgage
             Corporation Gold
             30-Yr. Pass Through ..................   8.500    09/01/25       235,727
 249,825   Federal Home Loan Mortgage
             Corporation Gold
             30-Yr. Pass Through ..................   7.500    11/01/25       256,149
 249,240   Federal National
             Mortgage Association
             15-Yr. Pass Through ..................   7.000    11/10/10       253,913
 101,987   Federal National
             Mortgage Association
             15-Yr. Pass Through ..................   9.000    04/01/10       107,277
  90,915   Federal National
             Mortgage Association
             15-Yr. Pass Through ..................   9.000    04/01/10        95,631
 175,000   Federal National
             Mortgage Association .................   8.100    08/12/19       211,303
 236,084   Federal National
             Mortgage Association
             30-Yr. Pass Through ..................  10.500    08/01/20       261,168
 200,000   Federal National
             Mortgage Association
             Medium Term Note .....................   5.200    04/30/98       197,826
 205,456   Federal National
             Mortgage Association
             30-Yr. Pass Through ..................   7.500    10/01/24       210,463
 245,034   Government National
             Mortgage Association
             30-Yr. Pass Through ..................   9.500    12/15/24       262,876
 199,429   Government National
             Mortgage Association
             30-Yr. Pass Through .................    7.500    06/01/25       205,038
 191,708   Government National
             Mortgage Association
             15-Yr. Pass Through ..................   6.500    05/15/09       193,506
 203,200   Government National
             Mortgage Association
             30-Yr. Pass Through ..................   8.000    06/01/25       211,582
 150,000   Private Export Funding
             Corporation                              6.240    05/15/02       153,816
                                                                          -----------




           Total U.S. Government
             Agency Obligations ........................................    3,210,882
                                                                          -----------

           Asset Backed Securities (0.7%)
           ------------------------------
 200,000   Nations Bank Credit Card Trust .........   6.000    12/15/05       201,056
                                                                          -----------

           Corporate Securities (5.2%)
           ---------------------------
 200,000   Abbott Laboratories Notes ..............   6.800    05/15/05       212,489
 250,000   Rhone-Poulenc SA Notes .................   7.750    01/15/02       268,206
 150,000   Baltimore Gas & Electric
             Company First Refunding
             Mortgage Bonds .......................   7.500    01/15/07       164,805
 250,000   American General Finance
             Corporation Senior Notes .............   6.875    07/01/99       258,544
 125,000   Eaton Corporation Notes ................   6.375    04/01/99       128,017
 175,000   General Motors Acceptance
             Corporation Notes ....................   9.625    12/15/01       203,575
 250,000   J.C. Penney Company, Inc.
             Notes ................................   6.375    09/15/00       255,100
                                                                          -----------
           Total Corporate Securities .................................     1,490,736
                                                                          -----------

           Utility Bonds (0.9%)
           --------------------
 250,000   Texas Utilities Company
             First Mortgage Bonds .................   7.375    08/01/01       264,796
                                                                          -----------

           Canadian Government (0.7%)
           --------------------------
 200,000   Province of Ontario
             Senior Global Bonds ..................   6.125    06/28/00       202,767
                                                                          -----------
           Total Long-Term Debt
             Securities (cost basis
             $10,074,629)..............................................   $10,287,685


                            See accompanying notes.

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y


[LOGO OF AAL VARIABLE ANNUITY]
Balanced Portfolio
 ..................
Schedule of Investments as of December 31, 1995--Continued




   PRINCIPAL                                   INTEREST  MATURITY  MARKET
   AMOUNT                                      RATE      DATE      VALUE
   .......................................................................

             Short-Term Investments (7.7%)
             -----------------------------
   $100,000  AT&T Corporation..............      5.70%  01/05/96   $    99,937
    100,000  American Express Credit
               Corporation.................      5.70   01/08/96        99,889
    275,000  Echlin, Inc...................      5.75   01/29/96       273,770
     50,000  Federal National Mortgage
               Association.................      5.52   01/05/96        49,969
    190,000  Ford Motor Credit Company.....      5.70   01/02/96       189,970
    300,000  General Motors Acceptance
               Corporation.................      5.72   01/12/96       299,476
    150,000  IBM Credit Corporation........      5.78   01/26/96       149,398
    140,000  KN Energy, Inc................      5.75   02/06/96       139,195
    320,000  Lehman Brothers Holdings, Inc.      6.05   01/03/96       319,892
    100,000  Merrill Lynch & Company, Inc..      5.82   01/23/96        99,644
    300,000  PacifiCorp....................      5.72   01/18/96       299,190
    200,000  Xerox Corporation.............      5.72   01/12/96       199,651
      2,087  Harris Insight Government
               Assets Fund......................................         2,087
                                                                   -----------
             Total Short-Term Investments
              (cost basis $2,222,068)...........................     2,222,068
                                                                   -----------
             Total Investments (99.7%)
              (cost basis $27,024,356)..........................   $28,677,578

             Other Assets, less
              Liabilities (0.3%)................................        81,144
                                                                   -----------
             NET ASSETS  (100.0%)...............................   $28,758,722
                                                                   ===========



                            See accompanying notes.

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y



[LOGO OF AAL VARIABLE ANNUITY]
Large Company Stock Portfolio
 .............................
Schedule of Investments as of December 31, 1995




SHARES  COMMON STOCKS (98.6%)                          MARKET VALUE
 ....................................................................

       Aerospace  (2.4%)
       -----------------
1,700  Boeing Company ................................... $133,237
  300  General Dynamics Corporation .....................   17,738
  100  Goodrich (B.F.) Company ..........................    6,812
1,000  Lockheed Martin Corporation ......................   79,000
  800  Loral Corporation ................................   28,300
  600  McDonnell Douglas Corporation ....................   55,200
  300  Northrop Grumman Corporation  ....................   19,200
1,200  Raytheon Company .................................   56,700
1,100  Rockwell International Corporation ...............   58,163
  300  TRW, Inc. ........................................   23,250
  400  Textron, Inc. ....................................   27,000
  600  United Technologies Corporation ..................   56,925
                                                         ---------
                                                           561,525
                                                         ---------

       Air Transportation  (0.4%)
       --------------------------
  400  AMR Corporation* .................................   29,700
  300  Delta Air Lines, Inc. ............................   22,162
  300  Federal  Express Corporation* ....................   22,163
  700  Southwest Airlines Company .......................   16,275
  300  USAir Group, Inc.* ...............................    3,975
                                                         ---------
                                                            94,275
                                                         ---------

       Apparel  (0.4%)
       ---------------
  100  Brown Group, Inc. ................................    1,425
  300  Fruit of the Loom, Inc.* .........................    7,312
  300  Liz Claiborne, Inc. ..............................    8,325
  700  Nike, Inc. .......................................   48,738
  300  Reebok International, Ltd. .......................    8,475
  100  Russell Corporation ..............................    2,775
  100  Springs Industries, Inc. .........................    4,137
  200  Stride Rite Corporation  .........................    1,500
  300  V F Corporation ..................................   15,825
                                                         ---------
                                                            98,512
                                                         ---------

       Banking  (6.6%)
       ---------------
1,900  Banc One Corporation .............................   71,725
  600  Bank of Boston Corporation .......................   27,750
1,000  Bank of New York Company, Inc. ...................   48,750
1,900  BankAmerica Corporation ..........................  123,025
  400  Bankers Trust New York Corporation ...............   26,600
  500  Barnett Banks, Inc. ..............................   29,500
  600  Boatmen's Bancshares, Inc. .......................   24,525
  900  Chase Manhattan Corporation ......................   54,562
1,300  Chemical Banking Corporation .....................   76,375
2,100  Citicorp .........................................  141,225
  600  Comerica, Inc. ...................................   24,075
  700  Corestates Financial Corporation .................   26,513
  600  First Bank System, Inc. ..........................   29,775
1,624  NBD First Chicago Corporation ....................   64,148
  400  First Fidelity Bancorporation ....................   30,150
  400  First Interstate Bancorp .........................   54,600
  900  First Union Corporation  .........................   50,062
1,235  Fleet Financial Group, Inc. ......................   50,339
1,200  Keycorp ..........................................   43,500
1,000  J. P. Morgan & Company, Inc. .....................   80,250
  700  Mellon Bank Corporation ..........................   37,625
  700  National City Corporation ........................   23,188
1,400  Nationsbank Corporation ..........................   97,475
1,700  Norwest Corporation ..............................   56,100
1,100  PNC Bank Corporation .............................   35,475
  300  Republic NY Corporation ..........................   18,638
  600  Suntrust Banks, Inc. .............................   41,100
  800  U S Bancorp ......................................   26,900
  800  Wachovia Corporation .............................   36,600
  300  Wells Fargo & Company ............................   64,800
                                                         ---------
                                                         1,515,350
                                                         ---------

       Business Machines  (5.1%)
       -------------------------
  500  Amdahl Corporation* ..............................    4,250
  600  Apple Computer, Inc. .............................   19,125
  200  Autodesk, Inc. ...................................    6,850
  400  Cabletron Systems, Inc.* .........................   32,400
  400  Ceridian Corporation* ............................   16,500
1,400  Cisco Systems, Inc.* .............................  104,475
1,300  Compaq Computers, Inc. ...........................   62,400
  100  Cray Research, Inc.* .............................    2,475
  100  Data General Corporation* ........................    1,375
  800  Digital Equipment Corporation* ...................   51,300
  600  Honeywell, Inc. ..................................   29,175
2,900  International Business Machines Corporation ......  266,075
  200  Intergraph Corporation* ..........................    3,150
3,000  Microsoft Corporation* ...........................  263,250
1,800  Novell, Inc.* ....................................   25,650
2,200  Oracle Systems Corporation* ......................   93,225
  700  Pitney-Bowes, Inc. ...............................   32,900
  800  Silicon Graphics, Inc. ...........................   22,000
1,000  Sun Microsystems, Inc.* ..........................   45,625
  500  Tandem Computers, Inc.* ..........................    5,312
  800  Unisys Corporation* ..............................    4,500
  600  Xerox Corporation ................................   82,200
                                                         ---------
                                                         1,174,212
                                                         ---------

       Business Services (2.2%)
       ------------------------
  700  Automatic Data Processing, Inc.  .................   51,975
  500  Block (H.R.), Inc. ...............................   20,250
1,000  Browning-Ferris Industries, Inc. .................   29,500
1,250  Computer Associates International, Inc. ..........   71,094
  300  Computer Sciences Corporation* ...................   21,075
  400  Deluxe Corporation ...............................   11,600
  400  Dial Corporation .................................   11,850
  300  Ecolab, Inc. .....................................    9,000
1,100  First Data Corporation ...........................   73,562
  400  Interpublic Group of Companies, Inc. .............   17,350
  100  John H. Harland Company ..........................    2,088

                            See accompanying notes.

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y



[LOGO OF AAL VARIABLE ANNUITY]
Large Company Stock Portfolio
 .............................
Schedule of Investments as of December 31, 1995--Continued


SHARES    COMMON STOCKS                                   MARKET VALUE
 ......................................................................
          Business Services-Continued
          ---------------------------
1,400     Laidlaw, Inc....................................  $   14,350
  400     Moore Corp. Ltd..................................      7,450
  200     National Service Industries......................      6,475
  200     Ogden Corporation................................      4,275
  200     Pittston Company.................................      6,275
  200     Safety Kleen Corporation.........................      3,125
  100     Shared Medical Systems Corporation...............      5,437
  900     The Dun & Bradstreet Corporation.................     58,275
2,500     WMX Technologies, Inc............................     74,688
                                                            ----------
                                                               499,694
                                                            ----------
          Chemicals (3.5%)
          ----------------
  600     Air Products & Chemicals, Inc....................     31,650
2,800     E. I. Du Pont De Nemours and Company.............    195,650
  400     Eastman Chemical Company.........................     25,050
  300     Great Lakes Chemical Corporation.................     21,600
  600     Hercules, Inc....................................     33,825
2,100     Minnesota Mining & Manufacturing.................    139,125
  600     Monsanto Company.................................     73,500
  700     Morton International, Inc........................     25,112
  300     Nalco Chemical Company...........................      9,038
1,000     PPG Industries, Inc..............................     45,750
  700     Praxair, Inc.....................................     23,537
  300     Rohm & Haas Company..............................     19,313
  200     Sigma-Aldrich Corporation........................      9,900
1,300     The Dow Chemical Company.........................     91,487
  700     Union Carbide Corporation........................     26,250
  500     W. R. Grace & Company............................     29,563
                                                            ----------
                                                               800,350
                                                            ----------
          Construction (0.5%)
          -------------------
  200     Armstrong World Industries, Inc..................     12,400
  100     Centex Corporation...............................      3,475
  100     Crane Company....................................      3,687
  400     Fluor Corporation................................     26,400
  100     Kaufman & Broad Home Corporation.................      1,488
  800     Masco Corporation................................     25,100
  200     Owens-Corning Fiberglass Corporation*............      8,975
  100     Pulte Corporation................................      3,363
  400     Sherwin-Williams Company.........................     16,300
  200     Stanley Works....................................     10,300
                                                            ----------
                                                               111,488
                                                            ----------
          Consumer Durables  (0.3%)
          -------------------------
  400     Black & Decker Corporation.......................     14,100
  500     Maytag Corporation...............................     10,125
  700     Newell Company...................................     18,112
  100     Outboard Marine Corporation......................      2,038
  400     Whirlpool Corporation............................     21,300
                                                            ----------
                                                                65,675
                                                            ----------
          Containers (0.1%)
          -----------------
  100     Ball Corporation.................................      2,750
  200     Bemis Company, Inc...............................      5,125
  400     Crown Cork & Seal Company, Inc.*.................     16,700
  400     Stone Container Corporation......................      5,750
                                                            ----------
                                                                30,325
                                                            ----------
          Cosmetics (2.3%)
          ----------------
  100     Alberto-Culver Company...........................      3,437
  400     Avon Products, Inc...............................     30,150
  300     Clorox Company...................................     21,488
  700     Colgate-Palmolive Company........................     49,175
2,200     Gillette Company.................................    114,675
  500     International Flavors and Fragrances, Inc........     24,000
3,400     Procter & Gamble Company.........................    282,200
                                                            ----------
                                                               525,125
                                                            ----------
          Drugs & Medicine (10.6%)
          ------------------------
3,900     Abbott Laboratories..............................    162,825
  300     Allergan, Inc....................................      9,750
  400     Alza Corporation*................................      9,900
1,600     American Home Products Corporation...............    155,200
1,300     Amgen, Inc.*.....................................     77,187
  200     Bard (C.R.), Inc.................................      6,450
  300     Bausch & Lomb, Inc...............................     11,888
1,400     Baxter International, Inc........................     58,625
  300     Becton, Dickinson and Company....................     22,500
  400     Beverly Enterprises, Inc.*.......................      4,250
  500     Biomet, Inc.*....................................      8,937
  800     Boston Scientific Corporation*...................     39,200
2,500     Bristol-Myers Squibb Company.....................    214,688
2,200     Columbia/HCA Healthcare Corporation..............    111,650
  200     Community Psychiatric Centers....................      2,450
2,800     Eli Lilly & Company..............................    157,500
  800     Humana, Inc.*....................................     21,900
3,200     Johnson & Johnson................................    274,000
  400     Mallinckrodt Group, Inc..........................     14,550
  300     Manor Care, Inc..................................     10,500
1,200     Medtronic, Inc...................................     67,050
6,200     Merck & Company, Inc.............................    407,650
3,200     Pfizer, Inc......................................    201,600
2,515     Pharmacia & Upjohn, Inc..........................     97,456
1,800     Schering-Plough..................................     98,550
  300     St. Jude Medical, Inc.*..........................     12,900
  900     Tenet Healthcare Corporation*....................     18,675
  800     U S HealthCare, Inc..............................     37,200
  200     U S Surgical Corporation.........................      4,275
  900     United Healthcare Corporation....................     58,950
  700     Warner-Lambert Company...........................     67,988
                                                            ----------
                                                             2,446,244
                                                            ----------

                            See accompanying notes.

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y



[LOGO OF AAL VARIABLE ANNUITY]
Large Company Stock Portfolio
 .............................
Schedule of Investments as of December 31, 1995--Continued



SHARES COMMON STOCKS                                MARKET VALUE
 ................................................................
       Electronics (4.1%)
       ------------------
1,028  AMP, Inc..................................     $   39,449
  500  Advanced Micro Devices, Inc.*.............          8,250
  200  Andrew Corporation*.......................          7,650
  900  Applied Materials, Inc.*..................         35,438
  200  EG&G, Inc.................................          4,850
  200  General Signal Corporation................          6,475
  200  Harris Corporation........................         10,925
2,600  Hewlett-Packard Company...................        217,750
4,100  Intel Corporation.........................        232,675
  700  LSI Logic Corporation*....................         22,925
1,000  Micron Technology, Inc....................         39,625
2,900  Motorola, Inc.............................        165,300
  600  National Semiconductor Corporation*.......         13,350
1,300  Northern Telecom, Ltd.....................         55,900
  200  Perkin Elmer Corporation..................          7,550
  300  Scientific-Atlanta, Inc...................          4,500
  200  Tektronix, Inc............................          9,825
  200  Teledyne, Inc.............................          5,125
  900  Texas Instruments, Inc....................         46,575
  100  Thomas & Betts Corporation................          7,375
                                                      ----------
                                                         941,512
                                                      ----------
       Energy--Raw Materials (1.0%)
       ----------------------------
  800  Baker Hughes, Inc.........................         19,500
  600  Burlington Resources, Inc.................         23,550
1,000  Dresser Industries, Inc...................         24,375
  100  Eastern Enterprises.......................          3,525
  600  Halliburton Company.......................         30,375
  100  Helmerich & Payne, Inc....................          2,975
  200  Louisiana Land and Explorations Company...          8,575
  200  McDermott International, Inc..............          4,400
  100  NACCO Industries, Inc.....................          5,550
1,500  Occidental Petroleum Corporation..........         32,062
1,200  Schlumberger, Ltd.........................         83,100
                                                      ----------
                                                         237,987
                                                      ----------
       Food & Agriculture (6.3%)
       -------------------------
2,565  Archer-Daniels-Midland Company............         46,170
  700  CPC International, Inc....................         48,037
1,200  Campbell Soup Company.....................         72,000
6,300  Coca-Cola Company.........................        467,775
1,200  ConAgra, Inc..............................         49,500
  100  Fleming Companies, Inc....................          2,063
  800  General Mills, Inc........................         46,200
1,800  H.J. Heinz Company........................         59,625
  400  Hershey Foods Corporation.................         26,000
1,100  Kellogg Company...........................         84,975
3,900  PepsiCo, Inc..............................        217,912
  400  Pioneer Hi-Bred International, Inc........         22,250
  600  Quaker Oats Company.......................         20,700
  500  Ralston Purina Corporation................         31,188
2,400  Sara Lee Corporation......................         76,500
  300  Supervalu, Inc............................          9,450
  900  Sysco Corporation.........................         29,250
  800  Unilever N. V.............................        112,600
  500  Whitman Corporation.......................         11,625
  600  Wrigley (Wm) Jr. Company..................         31,500
                                                      ----------
                                                       1,465,320
                                                      ----------
       Forest Products (1.8%)
       ----------------------
  600  Alco Standard Corporation.................         27,375
  200  Boise Cascade Corporation.................          6,925
  500  Champion International Corporation........         21,000
  200  Federal Paper Board Company, Inc..........         10,375
  500  Georgia-Pacific Corporation...............         34,312
1,200  International Paper Company...............         45,450
  400  James River Corporation of Virginia.......          9,650
1,446  Kimberly-Clark Corporation................        119,657
  600  Louisiana-Pacific Corporation.............         14,550
  300  Mead Corporation..........................         15,675
  100  Potlatch Corporation......................          4,000
  300  Temple-Inland, Inc........................         13,237
  300  Union Camp Corporation....................         14,288
  500  Westvaco Corporation......................         13,875
1,000  Weyerhaeuser Company......................         43,250
  300  Willamette Industries.....................         16,875
                                                      ----------
                                                         410,494
                                                      ----------
       Gold (0.5%)
       -----------
1,800  Barrick Gold Corporation..................         47,475
  600  Homestake Mining Company..................          9,375
  500  Newmont Mining Corporation................         22,625
1,100  Placer Dome, Inc..........................         26,537
  600  Santa Fe Pacific Gold Corporation.........          7,275
                                                      ----------
                                                         113,287
                                                      ----------
       Insurance (3.4%)
       ----------------
  600  Aetna Life & Casualty Company.............         41,550
  200  Alexander & Alexander Services, Inc.......          3,800
2,241  Allstate Corporation......................         92,161
1,000  American General Corporation..............         34,875
2,400  American International Group, Inc.........        222,000
  500  Chubb Corporation.........................         48,375
  400  Cigna Corporation.........................         41,300
  400  General RE Corporation....................         62,000
  600  ITT Hartford Group, Inc.*.................         29,025
  300  Jefferson-Pilot Corporation...............         13,950
  500  Lincoln National Corporation..............         26,875
  400  Marsh & McLennan Companies, Inc...........         35,500
  500  Providian Corporation.....................         20,375
  600  Safeco Corporation........................         20,700
  400  St. Paul Companies, Inc...................         22,250
  300  Torchmark Corporation.....................         13,575
  400  Transamerica Corporation..................         29,150

                            See accompanying notes.

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y



[LOGO OF AAL VARIABLE ANNUITY]
Large Company Stock Portfolio
 .............................
Schedule of Investments as of December 31, 1995--Continued



SHARES   COMMON STOCKS                                MARKET VALUE
 ..................................................................

         Insurance-Continued
         -------------------
    500  USF&G Corporation...........................  $     8,438
    150  USLIFE Corporation..........................        4,481
    400  Unum Corporation............................       22,000
                                                       -----------
                                                           792,380
                                                       -----------

         Liquor (0.7%)
         -------------
  1,300  Anheuser-Busch Companies, Inc. .............       86,937
    300  Brown-Foreman Corporation...................       10,950
    100  Coors (Adolph) Company......................        2,213
  1,800  Seagram Company, Ltd. ......................       62,325
                                                       -----------
                                                           162,425
                                                       -----------

         Media (2.3%)
         ------------
    800  Capital Cities/ABC, Inc. ...................       98,700
  1,100  Comcast Corporation.........................       20,006
    700  Donnelley (R.R.) & Sons Company.............       27,563
    500  Dow Jones & Company, Inc. ..................       19,937
    700  Gannett Company, Inc. ......................       42,963
    200  King World Productions, Inc.*...............        7,775
    300  Knight-Ridder Inc. .........................       18,750
    300  McGraw-Hill, Inc. ..........................       26,137
    100  Meredith Corporation........................        4,188
    400  New York Times Company......................       11,850
  3,200  Tele-Communications Inc.* ..................       63,600
  1,900  Time Warner, Inc. ..........................       71,962
    500  Times Mirror Company........................       16,938
    300  Tribune Company.............................       18,337
  1,800  Viacom, Inc.*...............................       85,275
                                                       -----------
                                                           533,981
                                                       -----------

         Miscellaneous Finance (3.0%)
         ----------------------------
    500  Ahmanson (H.F.) & Company...................       13,250
  2,400  American Express Company....................       99,300
    300  Beneficial Corporation......................       13,988
    800  Dean Witter Discover and Company............       37,600
  1,400  Federal National Mortgage Association.......      173,775
    900  Federal Home Loan Mortgage Corporation......       75,150
    300  Golden West Financial Corporation...........       16,575
    700  Great Western Financial Corporation.........       17,850
    500  Household International Corporation.........       29,562
    700  MBNA Corporation............................       25,813
    900  Merrill Lynch & Company.....................       45,900
    400  Morgan Stanley Group, Inc. .................       32,250
    500  Salomon, Inc. ..............................       17,750
  1,600  Travelers Group, Inc. ......................      100,600
                                                       -----------
                                                           699,363
                                                       -----------

         Motor Vehicles (2.4%)
         ---------------------
  1,900  Chrysler Corporation........................      105,212
    200  Cummins Engine Company, Inc. ...............        7,400
    500  Dana Corporation............................       14,625
    400  Eaton Corporation...........................       21,450
    300  Echlin, Inc. ...............................       10,950
    200  Fleetwood Enterprises, Inc. ................        5,150
  5,400  Ford Motor Company..........................      156,600
    600  Genuine Parts Company.......................       24,600
  3,700  General Motors Corporation..................      195,638
    600  ITT Industries, Inc. .......................       14,400
                                                       -----------
                                                           556,025
                                                       -----------

         Non-Durables (1.3%)
         -------------------
    300  American Greetings Corporation, Class A.....        8,287
    200  Bally Entertainment Corporation*............        2,800
    700  Darden Restaurants, Inc. ...................        8,313
    100  Handleman Company...........................          575
    300  Harcourt General Inc. ......................       12,562
    400  Hasbro, Inc. ...............................       12,400
    100  Jostens, Inc. ..............................        2,425
    100  Luby's Cafeterias, Inc......................        2,225
  1,100  Mattel, Inc.................................       33,825
  3,400  McDonald's Corporation......................      153,425
    300  Premark International Inc...................       15,188
    700  Rubbermaid, Inc. ...........................       17,850
    200  Ryans Family Steak House*...................        1,400
    600  Service Corporation International...........       26,400
    200  Shoneys, Inc.*..............................        2,050
    500  Wendy's International.......................       10,625
                                                       -----------
                                                           310,350
                                                       -----------

         Non-Ferrous Metals (0.9%)
         -------------------------
  1,100  Alcan Aluminum, Ltd. .......................       34,237
    900  Aluminum Company of America.................       47,588
    200  Asarco, Inc. ...............................        6,400
    400  Cyprus Minerals Company.....................       10,450
    600  Echo Bay Mines, Ltd. .......................        6,225
    700  Engelhard Corporation.......................       15,225
  1,000  Freeport-McMoran Copper & Gold, Class B.....       28,125
    600  Inco, Ltd. .................................       19,950
    400  Phelps Dodge Corporation....................       24,900
    300  Reynolds Metals Company.....................       16,988
                                                       -----------
                                                           210,088
                                                       -----------

         Oil-Domestic (1.2%)
         -------------------
    500  Amerada Hess Corporation....................       26,500
    300  Ashland Oil, Inc. ..........................       10,537
    800  Atlantic Richfield Company..................       88,600
    300  Kerr-McGee Corporation......................       19,050
    500  Oryx Energy Company*........................        6,688
    200  Pennzoil Corporation........................        8,450
  1,300  Phillips Petroleum Company..................       44,362
    400  Rowan Companies, Inc.*......................        3,950
    400  Santa Fe Energy Resources, Inc.*............        3,850
    300  Sun Company, Inc. ..........................        8,213

                            See accompanying notes.

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y



[LOGO OF AAL VARIABLE ANNUITY]
Large Company Stock Portfolio
 .............................
Schedule of Investments as of December 31, 1995--Continued




SHARES  COMMON STOCKS                                   MARKET VALUE
 ....................................................................

        Oil-Domestic-Continued
        ----------------------
 1,400  USX-Marathon Group, Inc........................  $    27,300
 1,200  Unocal Corporation.............................       34,950
                                                         -----------
                                                             282,450
                                                         -----------

        Oil-International (6.8%)
        ------------------------
 2,500  Amoco Corporation..............................      179,687
 3,200  Chevron Corporation............................      168,000
 6,200  Exxon Corporation..............................      496,775
 2,000  Mobil Corporation..............................      224,000
 2,700  Royal Dutch Petroleum Company..................      381,038
 1,300  Texaco, Inc....................................      102,050
   300  Western Atlas, Inc.*...........................       15,150
                                                         -----------
                                                           1,566,700
                                                         -----------

        Optical & Photo (0.7%)
        ----------------------
 1,100  Corning, Inc...................................       35,200
 1,700  Eastman Kodak Co...............................      113,900
   200  Polaroid Corporation...........................        9,475
                                                         -----------
                                                             158,575
                                                         -----------

        Producers Goods (5.2%)
        ----------------------
 1,400  Allied-Signal Inc..............................       66,500
   300  Avery Dennison Corporation.....................       15,037
   100  Briggs & Stratton Corporation..................        4,338
 1,000  Caterpillar, Inc...............................       58,750
   100  Cincinnati Milacron............................        2,625
   500  Cooper Industries, Inc.........................       18,375
 1,300  Deere & Company................................       45,825
   500  Dover Corporation..............................       18,437
 1,100  Emerson Electric Company.......................       89,925
   200  FMC Corporation*...............................       13,525
   200  Foster Wheeler Corporation.....................        8,500
 8,400  General Electric Company.......................      604,800
   100  Giddings & Lewis Inc...........................        1,650
   200  Harnischfeger Industries, Inc..................        6,650
   600  Illinois Tool Works, Inc.......................       35,400
   500  Ingersoll-Rand Company.........................       17,563
   200  Johnson Controls, Inc..........................       13,750
   200  Millipore Corporation..........................        8,225
   300  Navistar International Corporation*............        3,150
   500  Pall Corporation...............................       13,437
   300  Parker Hannifin Corporation....................       10,275
   200  Raychem Corporation............................       11,375
   200  Snap-on, Inc...................................        9,050
   900  Tenneco  Inc...................................       44,663
   100  Timken Company.................................        3,825
   100  Trinova Corporation............................        2,862
   700  Tyco International Ltd.........................       24,938
   200  Varity Corporation*............................        7,425
   300  W.W. Grainger, Inc.............................       19,875
 1,900  Westinghouse Electric Company..................       31,350
                                                         -----------
                                                           1,212,100
                                                         -----------

        Railroad & Shipping (1.1%)
        --------------------------
   764  Burlington Northern, Inc.......................       59,592
 1,000  CSX Corporation................................       45,625
   400  Conrail, Inc...................................       28,000
   700  Norfolk Southern Corporation...................       55,562
 1,000  Union Pacific Corporation......................       66,000
                                                         -----------
                                                             254,779
                                                         -----------

        Retail Stores (4.6%)
        --------------------
 1,200  Albertson's Inc................................       39,450
   800  American Stores Company........................       21,400
   900  CUC International, Inc.*.......................       30,712
   500  Charming Shoppes, Inc..........................        1,438
   400  Circuit City Stores, Inc.......................       11,050
   400  Dayton Hudson Corporation......................       30,000
   500  Dillard Department Stores, Inc.................       14,250
 1,100  Federated Department Stores, Inc.*.............       30,250
   700  GAP, Inc.......................................       29,400
   300  Giant Food, Inc., Class A......................        9,450
   100  Great Atlantic & Pacific Tea Company, Inc......        2,300
 2,400  Home Depot, Inc................................      114,900
 1,100  J.C. Penney Company, Inc.......................       52,387
 2,200  Kmart Corporation..............................       15,950
   600  Kroger Corporation*............................       22,500
   100  Long's Drug Stores, Inc........................        4,788
   800  Lowe's Companies, Inc..........................       26,800
 1,200  May Department Stores Company..................       50,700
   500  Melville Corporation...........................       15,375
   200  Mercantile Stores Company, Inc.................        9,250
   400  Nordstrom, Inc.................................       16,200
   400  Pep Boys-Manny, Moe & Jack.....................       10,250
   900  Price/Costco, Inc.*............................       13,725
   400  Rite Aid Corporation...........................       13,700
 1,900  Sears Roebuck & Company........................       74,100
   300  Tandy Corporation..............................       12,450
 1,700  The Limited, Inc...............................       29,538
   300  TJX Companies, Inc.............................        5,662
 1,300  Toys "R" Us, Inc.*.............................       28,275
11,500  Wal-Mart Stores, Inc...........................      257,313
 1,200  Walgreen Company...............................       35,850
   700  Winn-Dixie Stores, Inc.........................       25,812
   600  Woolworth Corporation*.........................        7,800
                                                         -----------
                                                           1,063,025
                                                         -----------



                            See accompanying notes.

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y



[LOGO OF AAL VARIABLE ANNUITY]
Large Company Stock Portfolio
 ..........................................................
Schedule of Investments as of December 31, 1995--Continued



SHARES COMMON STOCKS                           MARKET VALUE
 ...........................................................
       Steel (0.3%)
       ------------
  500  Armco, Inc.*............................ $     2,937
  500  Bethlehem Steel Corporation*............       7,000
  300  Inland Steel Industries, Inc............       7,538
  400  Nucor Corporation.......................      22,850
  400  USX-US Steel Group, Inc.................      12,300
  400  Worthington Industries, Inc.............       8,325
                                                -----------
                                                     60,950
                                                -----------

       Telephone  (8.8%)
       -----------------
1,000  ALL/TEL Corporation.....................      29,500
8,000  AT&T Corporation........................     518,000
2,400  Airtouch Communications, Inc.*..........      67,800
2,800  Ameritech Corporation...................     165,200
2,200  Bell Atlantic Corporation...............     147,125
4,900  BellSouth Corporation...................     213,150
  600  DSC Communications Corporation*.........      22,125
4,800  GTE Corporation.........................     211,200
3,400  MCI Communications......................      88,825
2,100  Nynex Corporation.......................     113,400
2,100  Pacific Telesis Group...................      70,613
3,000  SBC Communications, Inc.................     172,500
1,700  Sprint Corporation......................      67,787
  400  Tellabs, Inc.*..........................      14,800
2,300  U S West, Inc...........................      82,225
2,300  U S West Media Group....................      43,700
                                                -----------
                                                  2,027,950
                                                -----------

       Tires & Rubber (0.2%)
       ---------------------
  400  Cooper Tire & Rubber Company............       9,850
  800  Goodyear Tire & Rubber..................      36,300
                                                -----------
                                                     46,150
                                                -----------

       Tobacco (2.1%)
       --------------
  900  American Brands, Inc....................      40,162
  600  Loews Corporation.......................      47,025
4,200  Phillip Morris Companies, Inc...........     380,100
  900  UST, Inc................................      30,038
                                                -----------
                                                    497,325
                                                -----------

       Travel & Recreation (1.0%)
       --------------------------
  400  Brunswick Corporation...................       9,600
2,600  Disney (Walt) Company...................     153,400
  500  Harrah's Entertainment..................      12,125
  200  Hilton Hotels Corporation...............      12,300
  600  ITT Corporation*........................      31,800
  600  Marriott International, Inc.............      22,950
                                                -----------
                                                    242,175
                                                -----------

       Trucking & Freight (0.1%)
       -------------------------
  200  Consolidated Freightways, Inc...........       5,300
  200  PACCAR, Inc.............................       8,425
  200  Roadway Services, Inc...................       9,775
  300  Ryder Systems, Inc......................       7,425
  100  Yellow Corporation......................       1,238
                                                -----------
                                                     32,163
                                                -----------

       Utilities & Energy (4.4%)
       -------------------------
  900  American Electric Power Company.........      36,450
  800  Baltimore Gas & Electric Company........      22,800
  700  CINergy Corporation.....................      21,437
  700  Carolina Power & Light Company..........      24,150
  900  Central & Southwest Corporation.........      25,088
  500  Coastal Corporation.....................      18,625
  200  Columbia Gas System, Inc.*..............       8,775
1,100  Consolidated Edison Company of New York.      35,200
  500  Consolidated Natural Gas Company........      22,687
  700  DTE Energy Company......................      24,150
1,000  Duke Power Co...........................      47,375
  900  Dominion Resources, Inc.................      37,125
1,200  Enron Corporation.......................      45,750
  300  Enserch Corporation.....................       4,875
1,100  Entergy Corporation.....................      32,175
  900  FPL Group, Inc..........................      41,737
  600  General Public Utilities Corporation....      20,400
1,400  Houston Industries, Inc.................      33,950
  700  Niagara Mohawk Power Corporation........       6,738
  200  Nicor, Inc..............................       5,500
  600  NorAm Energy Corporation................       5,325
  300  Northern States Power Company...........      14,737
  100  ONEOK, Inc..............................       2,288
  700  Ohio Edison Company.....................      16,450
  700  PP&L Resources, Inc.....................      17,500
1,400  Pacificorp..............................      29,750
  400  Pacific Enterprises.....................      11,300
2,100  Pacific Gas & Electric Company..........      59,587
  700  Panhandle Eastern Corporation...........      19,513
1,100  Peco Energy Company.....................      33,137
  100  Peoples Energy Corporation..............       3,175
1,200  Public Service Enterprise...............      36,750
2,200  SCE Corporation.........................      39,050
  400  Sonat Inc...............................      14,250
3,400  Southern Company........................      83,725
1,100  Texas Utilities Company.................      45,238
1,000  Unicom Corporation......................      32,750
  500  Union Electric Company..................      20,875
  500  Williams Companies, Inc.................      21,938
                                                -----------
                                                  1,022,325
                                                -----------
       Total Common Stocks
         (cost basis $20,933,772).............. $22,822,654
                                                -----------

*Non-income producing security

                            See accompanying notes.

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y



[LOGO OF AAL VARIABLE ANNUITY]
Large Company Stock Portfolio
 .............................
Schedule of Investments as of December 31, 1995--Continued




PRINCIPAL
AMOUNT                                                  MARKET VALUE
 ....................................................................
          Short-Term Investments  (2.3%)
          ------------------------------
$100,000  Federal Home Loan Mortgage Corporation,
           5.50%, due 01/02/96.........................  $    99,984
 265,000  Lehman Brothers Holdings, Inc.,
           6.05%, due 01/03/96.........................      264,911
 155,000  Massachusetts Electric Company,
           5.90%, due 01/03/96.........................      154,949
   2,138  Harris Insight Government Assets Fund........        2,138
          Total Short-Term Investments                   -----------
           (cost basis $521,982).......................      521,982
                                                         -----------
          Total Investments (100.9%)
           (cost basis $21,455,754)....................   23,344,636
          Liabilities, less other Assets (-0.9%).......     (206,358)
                                                         -----------
          NET ASSETS (100.0%)..........................  $23,138,278
                                                         ===========



                            See accompanying notes.

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y



[LOGO OF AAL VARIABLE ANNUITY]
Small Company Stock Portfolio
 .............................
Schedule of Investments as of December 31, 1995



SHARES COMMON STOCKS (98.1%)                    MARKET VALUE
 ............................................................
       Aerospace (0.8%)
       ----------------
3,300  Gencorp, Inc............................ $    40,425
1,700  Kaman Corporation.......................      18,912
1,900  Thiokol Corporation.....................      64,363
                                                -----------
                                                    123,700
                                                -----------

       Air Transportation (0.5%)
       -------------------------
2,000  Airborne Freight Corporation............      53,250
1,300  Alaska Airgroup, Inc.*..................      21,125
                                                -----------
                                                     74,375
                                                -----------

       Apparel (1.6%)
       --------------
1,700  Brown Group, Inc........................      24,225
2,700  Cone Mills Corporation*.................      30,375
2,300  The Dress Barn Corporation*.............      22,712
2,600  Jones Apparel Group*....................     102,375
2,100  Kellwood Corporation....................      42,788
1,100  Oshkosh B' Gosh.........................      19,250
2,900  Tultex Corporation*.....................      11,962
                                                -----------
                                                    253,687
                                                -----------

       Banking (7.2%)
       --------------
1,200  Astoria Financial Corporation...........      54,750
  900  Bell Bancorp, Inc.......................      32,175
4,500  City Steel National Corporation.........      63,000
3,700  Compass Bancshares, Inc.................     122,100
3,200  Dauphin Deposit Corporation.............      92,000
2,500  First American Corporation - Tenn.......     118,437
3,400  First Commerce Corporation..............     108,800
2,700  Fourth Financial Corporation............     110,531
2,700  Long Island Bancorp, Inc................      71,213
1,500  ONBANCORP, Inc..........................      50,063
3,800  Peoples Bank of Bridgeport, Conn........      72,200
2,900  Rigs National Corp - Washington.........      37,700
3,300  Summit Bancorporation...................     103,950
3,600  Valley National Bancorp.................      90,000
                                                -----------
                                                  1,126,919
                                                -----------

       Business Machines  (4.2%)
       -------------------------
4,300  AST Research, Inc.*.....................      36,550
5,500  Aura Systems, Inc.*.....................      30,937
3,800  Cheyenne Software, Inc.*................      99,275
5,150  Comdisco, Inc...........................     116,519
1,900  Cyrix Corporation.......................      43,700
4,000  Data General Corporation*...............      55,000
2,100  Exabyte Corporation*....................      30,712
5,200  Quantum Corporation*....................      83,850
3,100  Structural Dynamic Research*............      91,063
2,200  Verifone, Inc.*.........................      62,975
                                                -----------
                                                    650,581
                                                -----------

       Business Services (9.2%)
       ------------------------
3,000  Air & Water Technologies, Inc.*.........      18,375
4,000  Allwaste, Inc.*.........................      19,000
  900  Angelica Corporation....................      18,450
2,200  Credence Systems Corporation*...........      50,325
2,300  FTP Software, Inc.......................      66,700
2,800  Fore Systems, Inc.......................     166,600
2,900  Hon Industries, Inc.....................      67,425
2,700  Information Resources, Inc.*............      33,412
2,100  Integrated Health Services, Inc.........      52,500
1,300  Medic Computer Systems, Inc.*...........      78,650
4,000  NetManage, Inc.*........................      93,000
2,300  Network General Corporation*............      76,763
1,400  New England Business Service, Inc.......      30,450
1,700  PHH Group, Inc..........................      79,475
4,200  Pittston Company........................     131,775
4,500  S3, Inc.*...............................      79,312
2,300  Shared Medical Systems Corporation......     125,063
2,800  Standard Register Corporation...........      56,350
2,300  Wallace Computer Services...............     125,637
3,200  Westpoint Stevens, Inc.*................      64,200
                                                -----------
                                                  1,433,462
                                                -----------

       Chemicals (2.5%)
       ----------------
2,700  ACX Technologies, Inc.*.................      40,837
4,100  Calgon Carbon Corporation...............      49,200
1,400  H.B. Fuller Company.....................      48,650
4,500  Lawter International, Inc...............      52,313
  800  NCH Corporation.........................      46,200
1,000  Petrolite Corporation...................      28,500
3,500  Rollins, Inc............................      77,437
5,500  Sterling Chemicals, Inc.*...............      44,688
                                                -----------
                                                    387,825
                                                -----------

       Construction (2.6%)
       -------------------
2,900  Centex Corporation......................     100,775
3,300  Kaufman & Broad Home Corporation........      49,087
1,200  Lawson Products Inc.....................      29,400
3,600  Lennar Corporation......................      90,450
3,200  Morrison Knudsen Corporation*...........      13,600
2,700  Pulte Corporation.......................      90,788
1,700  Southdown, Inc.*........................      33,150
                                                -----------
                                                    407,250
                                                -----------

       Consumer Durables (1.1%)
       ------------------------
1,300  Bassett Furniture Industries, Inc.......      30,225
2,100  Kimball International, Inc..............      53,025
1,900  La Z Boy Chair Company..................      58,663
1,900  Shorewood Packaging*....................      27,075
                                                -----------
                                                    168,988
                                                -----------




                            See accompanying notes.

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y



[LOGO OF AAL VARIABLE ANNUITY]
Small Company Stock Portfolio
 .............................
Schedule of Investments as of December 31, 1995--Continued



SHARES  COMMON STOCKS                               MARKET VALUE
 ................................................................

        Containers (0.3%)
        -----------------
 5,200  Gaylord Container Corporation............... $    41,925
                                                     -----------

        Cosmetics (0.2%)
        ----------------
 1,000  Chemed Corporation..........................      38,875
                                                     -----------

        Domestic Oil (1.9%)
        -------------------
 3,000  Pogo Producing Corporation..................      84,750
 3,100  Quaker State Corporation....................      39,137
 8,400  Rowan Companies, Inc.*......................      82,950
 4,000  Smith International, Inc.*..................      94,000
                                                     -----------
                                                         300,837
                                                     -----------

        Drugs & Medicine (9.8%)
        -----------------------
 2,700  Acuson Corporation*.........................      33,412
 1,200  Advanced Technology*........................      29,400
 3,400  Advanced Tissue Sciences*...................      34,425
 3,100  Amsco International, Inc.*..................      46,113
 2,700  Ballard Medical Products....................      48,262
 2,800  Beckman Instruments, Inc....................      99,050
 4,000  Bergen Brunswig Corporation.................      99,500
 2,054  Block Drug Company..........................      71,377
 6,000  Centocor, Inc.*.............................     185,250
 1,600  Cordis Corporation..........................     160,800
 1,300  Diagnostic Products Corporation.............      49,237
 1,700  Foxmeyer Health Corporation*................      45,475
 2,800  Haemonetics Corporation.....................      49,700
 2,900  Herbalife International, Inc................      25,013
 4,500  Mid Atlantic Medical Services...............     109,125
 3,500  Pyxis Corporation...........................      51,187
 7,600  Perrigo Company*............................      90,250
 2,850  Summit Technology, Inc.*....................      96,188
 4,000  Surgical Care Affiliates, Inc...............     136,000
 2,100  Ventritex*..................................      36,488
 1,800  West, Inc...................................      42,300
                                                     -----------
                                                       1,538,552
                                                     -----------

        Electronics (6.0%)
        ------------------
 2,100  Avid Technology, Inc........................      39,900
 2,500  Electronics for Imaging, Inc................     109,375
 5,200  Geotek Industries, Inc.*....................      32,825
 2,300  Gerber Scientific, Inc......................      37,375
 1,400  Global Village Communication................      27,125
 6,200  LCI International, Inc.*....................     127,100
 3,300  Macromedia, Inc.*...........................     172,425
 3,200  Sequent Computer*...........................      46,400
 2,800  Silicon Valley Group, Inc.*.................      70,700
 2,600  Symbol Technologies*........................     102,700
 4,700  VLSI Technology*............................      85,187
 5,000  Western Digital Corporation*................      89,375
                                                     -----------
                                                         940,487
                                                     -----------

        Energy--Raw Materials (3.0%)
        ----------------------------
 2,900  BJ Services Corporation*....................      84,100
16,300  Global Marine, Inc.*........................     142,625
   800  Maxxam, Inc.*...............................      28,200
   900  NACCO Industries, Inc.......................      49,950
 8,400  Nabors Industries, Inc.*....................      93,450
 2,500  Southwestern Energy Company.................      31,875
 2,300  Washington Energy Corporation...............      42,838
                                                     -----------
                                                         473,038
                                                     -----------

        Food & Agriculture (2.8%)
        -------------------------
 5,500  Chiquita Brands International...............      75,625
 1,200  Dreyers Grand Ice Cream, Inc................      39,900
 5,850  Flowers Industries, Inc.....................      70,931
 1,700  International Multifoods, Corporation.......      34,213
 3,700  Interstate Bakeries.........................      82,787
 2,100  Michael Foods, Inc..........................      24,413
 3,400  Ralcorp Holding, Inc.*......................      82,450
 2,600  Savannah Foods and Industries...............      29,575
                                                     -----------
                                                         439,894
                                                     -----------

        Gold (0.3%)
        -----------
 3,400  Pegasus Gold, Inc.*.........................      47,175
                                                     -----------

        Insurance (5.3%)
        ----------------
 5,100  20th Century Industries - California*.......     101,362
 2,000  American Bankers Insurance Group............      78,000
 1,000  Foremost Corporation of America.............      50,750
 1,600  Integon Corporation.........................      33,000
 2,600  John Alden Financial Corporation............      54,275
 2,000  Liberty Corporation.........................      67,500
 1,400  Life Re Corporation.........................      35,000
 1,800  NAC Re Corporation..........................      64,800
11,300  Reliance Group Holdings.....................      97,463
 2,900  United Companies Financial Corporation......      76,487
 1,200  Washington National Corporation.............      33,150
 6,100  Western National Corporation................      98,363
 1,900  Zenith National Insurance Corporation.......      40,612
                                                     -----------
                                                         830,762
                                                     -----------

        Liquor (0.1%)
        -------------
   900  Midwest Grain Products......................      12,600
                                                     -----------

        Media (2.8%)
        ------------
 2,100  Banta George, Inc...........................      92,400


                            See accompanying notes.

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y



[LOGO OF AAL VARIABLE ANNUITY]


Small Company Stock Portfolio
 .................................
Schedule of Investments as of December 31, 1995--Continued



SHARES    COMMON STOCKS                                   MARKET VALUE
 ......................................................................

          Media-Continued
          ---------------
 2,800    Chris Craft Industries, Inc.* ...............    $  121,100
 1,400    Houghton Mifflin Company ....................        60,200
 1,600    Pulitzer Publishing Company .................        76,400
 2,500    TCA Cable TV ................................        69,063
 2,000    Western Publishing Group, Inc.* .............        15,750
                                                           ----------
                                                              434,913
                                                           ----------

          Miscellaneous Finance (5.2%)
          ----------------------------
 1,500    Alex Brown, Inc. ............................        63,000
 4,900    California Federal Bank* ....................        77,175
 2,000    Collective Bancorp, Inc. ....................        50,750
 4,100    Glendale Federal Bank FSB* ..................        71,750
 1,400    Great Financial Corporation .................        32,900
 2,400    Home Financial Corporation ..................        37,200
 2,700    Life Partners Group .........................        36,787
 1,900    Life USA Holding, Inc.* .....................        15,200
 3,100    Premier Bancorp, Inc.* ......................        72,463
 3,900    Roosevelt Financial Group, Inc. .............        75,562
   600    Seafield Capital Corporation ................        20,400
 3,100    Standard Federal Bancorporation .............       122,063
 2,800    T. Rowe Price and Associates ................       137,900
                                                           ----------
                                                              813,150
                                                           ----------

          Motor Vehicles (1.7%)
          ---------------------
 2,200    Arvin Industries, Inc. ......................        36,300
 2,600    Donaldson Company, Inc. .....................        65,325
 3,200    Federal Mogul Corporation ...................        62,800
 1,800    Standard Products Corporation ...............        31,725
 2,900    Superior Industries International ...........        76,487
                                                           ----------
                                                              272,637
                                                           ----------

          Non-Durables & Entertainment (4.0%)
          -----------------------------------
 1,600    A.T. Cross Company ..........................        24,200
 4,600    Acclaim Entertainment, Inc. .................        56,925
 2,700    Duty Free International, Inc. ...............        43,200
 1,500    Gibson Greetings, Inc.* .....................        24,000
 3,400    Handleman Company ...........................        19,550
 2,100    International Dairy Queen, Inc.* ............        47,775
 2,500    Luby's Cafeterias, Inc. .....................        55,625
 3,400    Morrison Restaurants ........................        47,600
 2,100    Russ Berrie & Company .......................        26,513
 2,000    Sbarro, Inc. ................................        43,000
 2,700    Sizzler International, Inc. .................        11,475
 5,600    Sothebys Holdings, Inc. .....................        79,800
 7,100    Starbucks Corporation* ......................       149,100
                                                           ----------
                                                              628,763
                                                           ----------

          Non-Ferrous Metals (0.5%)
          -------------------------
 1,600    Brush Wellman, Inc. .........................        27,600
 4,800    Hecla Mining Company* .......................        33,000
18,700    Sunshine Mining Company* ....................        25,712
                                                           ----------
                                                               86,312
                                                           ----------

          Optical & Photo (0.7%)
          ----------------------
 2,600    Dentsply International, Inc.* ...............       104,000
                                                           ----------







          Paper & Forest Products (1.5%)
          ------------------------------
 2,300    Chesapeake Corporation VA ...................        68,137
 1,900    Pentair Industries, Inc. ....................        94,525
 3,000    Wausau Paper Mills Corporation ..............        81,750
                                                           ----------
                                                              244,412
                                                           ----------

          Producers Goods (5.6%)
          ----------------------
 3,000    Albany International Corporation, Class A ...        54,375
 3,000    Ametek, Inc. ................................        56,250
 2,300    BWIP Holding, Inc. ..........................        37,950
 2,900    Baldor Electric Company .....................        58,363
 3,500    Cincinnati Milacron .........................        91,875
 1,400    Clarcor, Inc. ...............................        28,525
 3,400    Giddings & Lewis, Inc. ......................        56,100
 2,200    Goulds Pumps, Inc. ..........................        55,000
 1,300    Handy & Harman ..............................        21,450
 2,600    Kennametal, Inc. ............................        82,550
 2,200    Lattice Semiconductor Corporation* ..........        71,775
 1,400    Measurex Corporation ........................        39,550
 1,400    Presstek, Inc.* .............................       132,300
 1,600    Teleflex, Inc. ..............................        65,600
 1,200    Zurn Industries, Inc. .......................        25,650
                                                           ----------
                                                              877,313
                                                           ----------

          Railroad & Shipping (0.6%)
          --------------------------
 3,000    OMI Corporation* ............................        19,500
 3,600    Overseas Shipholding Group, Inc. ............        68,400
                                                           ----------
                                                               87,900
                                                           ----------

          Real Property (0.3%)
          --------------------
 7,200    Catellus Development Corporation* ...........        43,200
                                                           ----------

          Retail Stores (4.1%)
          --------------------
 3,400    Bed, Bath, & Beyond, Inc.* ..................       131,962
   900    Blair Corporation ...........................        28,350
 2,800    Cato Corporation ............................        21,700
10,100    Charming Shoppes, Inc. ......................        29,038
 2,100    CompUSA Incorporated ........................        65,362
 2,100    Eagle Hardware & Garden, Inc.* ..............        15,750
 9,000    Home Shopping Network* ......................        81,000
 3,400    Intelligent Electronics .....................        20,400
 3,300    Lands End, Inc. .............................        44,963
 2,500    MacFrugals Bargains Close-Outs, Inc.* .......        35,000
 2,900    Merisel, Inc.* ..............................        12,687


                             See accompanying notes.
                                   ..........

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y



[LOGO OF AAL VARIABLE ANNUITY]
Small Company Stock Portfolio
 .............................
Schedule of Investments as of December 31, 1995--Continued




SHARES   COMMON STOCKS                            MARKET VALUE
 ..............................................................

         Retail Stores-Continued
         -----------------------
  2,700  Meyer Fred, Inc.*....................... $    60,750
  2,500  Ross Stores, Inc........................      47,813
  1,700  Stanhome, Inc...........................      49,512
                                                  -----------
                                                      644,287
                                                  -----------

         Steel (1.3%)
         ------------
  2,800  AK Steel Holding Corporation*...........      95,900
  2,800  Birmingham Steel Corporation............      41,650
  1,700  Carpenter Technology....................      69,913
                                                  -----------
                                                      207,463
                                                  -----------

         Telephone (1.6%)
         ----------------
  3,033  International Cabletel, Inc.*...........      74,308
  2,300  Octel Communications Corporation*.......      74,175
  1,200  U.S. Long Distance Corporation*.........      16,800
  4,100  Vanguard Cellular Systems, Inc.*........      83,025
                                                  -----------
                                                      248,308
                                                  -----------

         Tires & Rubber (0.4%)
         ---------------------
  1,500  Carlisle Corporation....................      60,563
                                                  -----------

         Travel & Recreation (1.2%)
         --------------------------
  2,400  Argosy Gaming Corporation*..............      18,300
  1,900  Cobra Golf, Inc.*.......................      67,688
  4,200  Grand Casinos, Inc.*....................      97,650
                                                  -----------
                                                      183,638
                                                  -----------

         Trucking & Freight (1.2%)
         -------------------------
  2,600  Arnold Industries, Inc..................      45,175
  3,800  J.B. Hunt Transport Services, Inc.......      63,650
  4,300  Rollins Truck Leasing Corporation.......      47,838
  2,700  Yellow Corporation......................      33,412
                                                  -----------
                                                      190,075
                                                  -----------

         Utilities & Energy (6.0%)
         -------------------------
  1,700  Central Hudson Gas & Electric...........      52,487
  1,300  Cilcorp, Inc............................      55,088
  2,000  Eastern Utilities Association...........      47,250
  3,000  IES Industries, Inc.....................      79,500
  2,800  MDU Resources Group.....................      55,650
 12,300  NorAm Energy Corporation................     109,163
  2,600  ONEOK, Inc..............................      59,475
  1,300  Orange and Rockland Utilities, Inc......      46,475
  4,000  Public Service Company of N. Mexico*....      70,500
  3,300  Seagull Energy Corporation*.............      73,425
  3,000  Sierra Pacific Resources................      70,125
  1,600  Southern Indiana Gas & Electric.........      55,600
  2,400  Southwest Gas Corporation...............      42,300
 15,700  Tucson Electric Power*..................      51,025
  3,300  UGI Corporation.........................      68,475
                                                  -----------
                                                      936,538
                                                  -----------
         Total Common Stocks
           (cost basis $14,648,343).............. $15,354,404
                                                  ===========




PRINCIPAL
AMOUNT                                                  MARKET VALUE
 ....................................................................

          Short-Term Investments (3.1%)
          -----------------------------
$ 87,000  Federal Home Loan
            Mortgage Corporation,
            5.52%, due 01/05/96.......................  $    86,947
 405,000  Lehman Brothers Holdings, Inc.,
            6.05%, due 01/03/96.......................      404,864
     929  Harris Insight Government Assets Fund.......          929
                                                        -----------
          Total Short-Term Investments
            (cost basis $492,740)......................     492,740
                                                        -----------
          Total Investments (101.2%)
            (cost basis $15,141,083)...................  15,847,144
          Liabilities, less other Assets (-1.2%).......    (181,280)
                                                        -----------
          NET ASSETS (100.0%).......................... $15,665,864
                                                        ===========


*Non-income producing security




                            See accompanying notes.

=======================================================================================================================
                                         A A L  V A R I A B L E  A N N U I T Y

[LOGO OF AAL VARIABLE ANNUITY]
AAL Variable Product Series Fund, Inc.
Statement of Assets and Liabilities
 ....................................................................................................................
December 31, 1995

                                                                                            LARGE        SMALL
                                                   MONEY                                    COMPANY      COMPANY
                                                   MARKET         BOND         BALANCED     STOCK        STOCK
                                                   PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
 ....................................................................................................................
ASSETS
Investments, at value (cost: $7,240,528,
   $9,243,235, $27,024,356, $21,455,754
   and $15,141,083, respectively)...............      $7,240,528  $9,433,852   $28,677,578  $23,344,636  $15,847,144
Dividends and interest receivable...............               6     124,369       187,683       40,454       16,794
Receivable for investments sold.................               -           -         2,554            -            -
Receivable for fund shares sold.................         158,442      53,875       232,433      134,240      155,498
                                                      --------------------------------------------------------------
TOTAL ASSETS....................................      $7,398,976  $9,612,096   $29,100,248  $23,519,330  $16,019,436
                                                      ==============================================================

LIABILITIES
Payable for investments purchased...............      $        -  $  242,974   $   320,452  $   361,452  $   340,300
Income distributions payable....................           3,237           -             -            -            -
Payable for fund shares reacquired..............         349,150       3,677        13,113       13,046        8,971
Investment advisory fee payable.................           1,947       2,613         7,961        6,454        4,301
                                                      --------------------------------------------------------------
TOTAL LIABILITIES...............................         354,334     249,264       341,526      380,952      353,572
                                                      --------------------------------------------------------------

NET ASSETS
Capital stock - par value ($0.001/share)........           7,045         915         2,632        2,010        1,426
Capital stock - additional paid-in capital......       7,037,597   9,171,717    27,098,958   21,245,079   14,946,459
Undistributed net investment income.............               -       1,770         3,076          973          219
Undistributed net realized gain (loss)..........               -      (2,187)          834        1,434       11,699
Net unrealized appreciation on investments......               -     190,617     1,653,222    1,888,882      706,061
                                                      --------------------------------------------------------------

TOTAL NET ASSETS................................       7,044,642   9,362,832    28,758,722   23,138,378   15,665,864
                                                      --------------------------------------------------------------

                                                      --------------------------------------------------------------
TOTAL LIABILITIES AND NET ASSETS................      $7,398,976  $9,612,096   $29,100,248  $23,519,330  $16,019,436
                                                      ==============================================================
CAPITAL SHARES OUTSTANDING                            --------------------------------------------------------------
   (2 BILLION SHARES AUTHORIZED)................       7,044,642     914,759     2,632,360    2,009,994    1,425,566
                                                      --------------------------------------------------------------

NET ASSET VALUE PER SHARE.......................      $     1.00  $    10.23   $     10.92  $     11.51  $     10.99
                                                      ==============================================================

                            See accompanying notes.

========================================================================================================================
                                         A A L  V A R I A B L E  A N N U I T Y

[LOGO OF AAL VARIABLE ANNUITY]
AAL Variable Product Series Fund, Inc.
Statement of Operations
 ........................................................................................................................
For the Period June 14, 1995(1) to December 31, 1995

                                                                                                  LARGE        SMALL
                                                         MONEY                                    COMPANY      COMPANY
                                                         MARKET         BOND         BALANCED     STOCK        STOCK
                                                         PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
 ........................................................................................................................
INVESTMENT INCOME:
Dividends..............................................  $      -       $      -     $  137,978   $  183,070   $ 75,798
Interest...............................................   147,234        248,582        310,789       15,273     12,337

                                                         ---------------------------------------------------------------
TOTAL INVESTMENT INCOME................................   147,234        248,582        448,767      198,343     88,135
                                                         ---------------------------------------------------------------

EXPENSES:
Adviser fees...........................................     8,720         12,744         35,948       26,916     17,641
Audit fees.............................................    10,170         12,430         12,430       10,735     10,735
Custody fees...........................................     1,658          1,015          6,931        9,023      8,874
Registration fees......................................     1,745          1,445          5,024        4,750      3,451
Legal fees.............................................     5,887          7,508         24,635       18,302     11,997
Printing and postage expense...........................     2,474          3,684         10,353        7,691      5,043
Pricing of investments.................................       395          1,814          9,490        8,280      4,140
Director fees..........................................     2,634          3,924         10,024        8,190      5,368
Director and officer insurance fees....................       321            478          1,344          999        655
Other fees.............................................        50             50             50           50         50

                                                         ---------------------------------------------------------------
TOTAL EXPENSES BEFORE REIMBURSEMENT....................    34,054         45,092        116,229       94,936     67,954
                                                         ---------------------------------------------------------------

Less expenses reimbursed by Adviser (See Note 3).......   (25,334)       (32,348)       (80,281)     (68,020)   (50,313)

                                                         ---------------------------------------------------------------
NET EXPENSES...........................................     8,720         12,744         35,948       26,916     17,641
                                                         ---------------------------------------------------------------

                                                         ---------------------------------------------------------------
NET INVESTMENT INCOME..................................   138,514        235,838        412,819      171,427     70,494
                                                         ---------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investments.............         -         (2,187)         1,254        4,092     17,344
Change in net unrealized appreciation on investments...         -        190,617      1,653,222    1,888,882    706,061
                                                         ---------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS
 ON INVESTMENTS........................................         -        188,430      1,654,476    1,892,974    723,405
                                                         ---------------------------------------------------------------

                                                         ---------------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.............................  $138,514       $424,268     $2,067,295   $2,064,401   $793,899
                                                         ===============================================================

(1) Commencement of operations.


                            See accompanying notes.

===============================================================================

                    A A L   V A R I A B L E  A N N U I T Y

[LOGO OF AAL VARIABLE ANNUITY]

AAL Variable Product Series Fund, Inc.
Statement of Changes in Net Assets
 ......................................
For the Period June 14, 1995(1) to December 31, 1995


                                                                                                         LARGE         SMALL
                                                                 MONEY                                   COMPANY       COMPANY
                                                                 MARKET        BOND        BALANCED      STOCK         STOCK
                                                                 PORTFOLIO     PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
 ..................................................................................................................................
OPERATIONS:
Net investment income........................................  $    138,514   $  235,838   $   412,819   $   171,427   $    70,494
Net realized gains (losses) on investments...................             -       (2,187)        1,254         4,092        17,344
Change in net unrealized appreciation
   on investments............................................             -      190,617     1,653,222     1,888,882       706,061

NET INCREASE IN NET ASSETS                                     -------------------------------------------------------------------
   RESULTING FROM OPERATIONS.................................       138,514      424,268     2,067,295     2,064,401       793,899
                                                               -------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income...................................      (138,514)    (234,068)     (409,743)     (170,454)      (70,275)
From net realized gains......................................             -            -          (420)       (2,658)       (5,645)

TOTAL DISTRIBUTIONS TO                                         -------------------------------------------------------------------
   SHAREHOLDERS..............................................      (138,514)    (234,068)     (410,163)     (173,112)      (75,920)
                                                               -------------------------------------------------------------------

FUND SHARE TRANSACTIONS:
Proceeds from shares sold....................................    20,659,662    9,354,566    27,118,805    21,420,587    15,020,586
Reinvested distributions.....................................        75,601       65,068       141,211        82,106        36,808
Cost of shares redeemed......................................   (13,690,621)    (247,002)     (158,426)     (255,604)     (109,609)

NET INCREASE IN NET ASSETS FROM                                -------------------------------------------------------------------
   FUND SHARE TRANSACTIONS...................................     7,044,642    9,172,632    27,101,590    21,247,089    14,947,885
                                                               -------------------------------------------------------------------
                                                               -------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS.................................     7,044,642    9,362,832    28,758,722    23,138,378    15,665,864
                                                               -------------------------------------------------------------------
NET ASSETS BEGINNING OF PERIOD...............................             -            -             -             -             -
                                                               -------------------------------------------------------------------
NET ASSETS END OF PERIOD.....................................  $  7,044,642   $9,362,832   $28,758,722   $23,138,378   $15,665,864
                                                               -------------------------------------------------------------------

UNDISTRIBUTED NET INVESTMENT
   INCOME AT DECEMBER 31, 1995...............................  $          -   $    1,770   $     3,076   $       973   $       219
                                                               ===================================================================

(1) Commencement of operations.



                            See accompanying notes.

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y

[Logo of A A L Variable Annuity]

 AAL Variable Product Series Fund, Inc.
 Notes to Financial Statements
 December 31, 1995



NOTE 1:  DESCRIPTION OF FUND

     The AAL Variable Product Series Fund, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland and registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund is a "series" fund consisting of five separate investment portfolios (known as the Money Market, the Bond, the Balanced, the Large Company Stock, and the Small Company Stock Portfolios, collectively the "Portfolios"). Shares of the Fund are currently sold only to the AAL Variable Annuity Account I (the "Variable Account") to fund benefits under certificates of membership and the flexible premium deferred variable annuity issued by Aid Association for Lutherans ("AAL"). The Fund commenced operations on June 14, 1995, with the sale of 2,000,000, 500,000, 1,250,000, 750,000 and 500,000 shares of the
     Money Market, Bond, Balanced, Large Company Stock and Small Company Stock Portfolios, respectively to AAL.


NOTE 2:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
 (a) Valuation of Investments

     Securities traded on national securities exchanges and NASDAQ are valued at the last reported sales price. Fixed income securities are valued at market using quotations provided by an independent pricing service. The Money Market Portfolio, and other Portfolios which hold securities with a remaining maturity of 60 days or less value securities at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board of Directors.

 (b) Federal Income Taxes

     No provision for federal income taxes has been made since the Fund has elected to be taxed as a regulated investment company under the Internal Revenue Code and intends to distribute to shareholders as dividends, substantially all the net investment income and net realized capital gains, if any, of the Fund. As of December 31, 1995, the Bond Portfolio has capital loss carryforwards of $2,187 expiring in 2003. It is management's intention to make no distribution of any future realized capital gains until the Federal income tax capital loss carryforwards are exhausted.

 (c) Distributions to Shareholders

     All of the Portfolios intend to distribute all their net investment income and net realized capital gains, if any, as dividends. The Bond, Balanced, Large and Small Company Stock Portfolios expect to pay any net investment income dividends monthly and net realized capital gains, if any, annually. The Money Market Portfolio declares a daily dividend equal to its net investment income for that day, payable monthly. Dividends to shareholders are recorded on the ex-dividend date.

 (d) Other

     Investment transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis and includes amortization of premiums and discounts. Realized gains and losses from investment transactions are determined on a specific cost identification basis.

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y

[LOGO OF AAL VARIABLE ANNUITY]

AAL Variable Product Series Fund, Inc.
Notes to Financial Statements-Continued
 .......................................
December 31, 1995



NOTE 3:  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH RELATED PARTIES

 The Fund has entered into an Investment Advisory Agreement with AAL relating to the management of the portfolios and the investment of their assets. Pursuant to this agreement, the Fund pays AAL an investment advisory fee as compensation for its services to the Fund. The fee is a daily charge equal to an annual rate of .35% of the average daily net assets of each Portfolio up to $250,000,000 and .30% of the average daily net assets of each Portfolio in excess of that amount. In addition, AAL has agreed to either pay on behalf of the Fund or reimburse the Fund for substantially all operating expenses, other than the aforementioned investment advisory fees, brokerage commissions, and certain extraordinary items such as litigation expenses or income tax liabilities. AAL may withdraw this reimbursement agreement on 30 days' written notice to the Fund.

 The Investment Advisory Agreement anticipates that AAL will provide certain administrative and accounting services to the Fund, or that AAL will arrange for such services to be provided by a third party. AAL has entered into an Administrative Services Agreement with AAL Capital Management Corporation ("CMC"), an affiliate of AAL, pursuant to which CMC agrees to provide these administrative and accounting services on behalf of the Fund. Fees which CMC is entitled to receive for providing such services under the terms of the Administrative Services Agreement are paid by AAL out of the advisory fees it receives from the Fund, and therefore do not result in any additional expense to the Fund.

 Certain officers and directors of the Fund are also officers of AAL and CMC. For the period from June 14, 1995 through December 31, 1995, directors of the Fund not affiliated with AAL or CMC received directors fees and expenses totaling $31,140. No remuneration has been paid by the Fund to any of the officers or directors of the Fund affiliated with AAL or CMC. At December 31, 1995, all of the shares of each Portfolio are owned by AAL and the Variable Account I.


NOTE 4:  CAPITAL SHARE TRANSACTIONS

 Transactions in Fund shares for the period June 14, 1995 to December 31, 1995, were as follows:

                                                                                       LARGE      SMALL
                                                     MONEY                             COMPANY    COMPANY
                                                     MARKET      BOND       BALANCED   STOCK      STOCK
                                                     PORTFOLIO   PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
 ...........................................................................................................
Shares sold........................................ 20,659,662     932,861  2,634,240  2,026,389  1,432,409
Reinvested distributions...........................     75,601       6,453     13,209      7,351      3,406
Shares redeemed.................................... 13,690,621      24,555     15,089     23,746     10,249
                                                    -------------------------------------------------------
Net Increase.......................................  7,044,642     914,759  2,632,360  2,009,994  1,425,566
                                                    -------------------------------------------------------
SHARES OUTSTANDING................................. -------------------------------------------------------
  AT DECEMBER 31, 1995.............................  7,044,642     914,759  2,632,360  2,009,994  1,425,566
                                                    =======================================================

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y

[LOGO OF AAL VARIABLE ANNUITY]

AAL Variable Product Series Fund, Inc.
Notes to Financial Statements-Continued
 .......................................
December 31, 1995



NOTE 5:  INVESTMENT TRANSACTIONS

 For the period June 14, 1995 to December 31, 1995, the cost of investment securities purchased and the proceeds from investment securities sold (not including short-term investments) were as follows:


Portfolio                                     Purchases      Sales
 ......................................................................
 Bond....................................... $ 9,356,037    $375,015
 Balanced...................................  25,153,155     348,713
 Large Company Stock........................  20,990,242      60,562
 Small Company Stock........................  14,870,911     239,912


 At December 31, 1995, net unrealized appreciation (depreciation) on investments by portfolio were as follows:

                                                                                                 Net
                                                                                                 Unrealized
                                                 Cost                   Gross Unrealized         Appr. (Depr.)
Portfolio                                        Basis             Appreciation   Depreciation   Investments
 ..............................................................................................................
Bond........................................  $ 9,243,235           $  192,892      $  (2,275)    $  190,617
Balanced....................................   27,024,356            1,921,119       (267,897)     1,653,222
Large Company Stock.........................   21,455,754            2,299,731       (410,849)     1,888,882
Small Company Stock.........................   15,141,083            1,587,283       (881,222)       706,061

 The book and federal income tax basis of securities were the same for all Portfolios.

===============================================================================
                    A A L   V A R I A B L E   A N N U I T Y

[AAL VARIABLE ANNUITY LOGO]

AAL Variable Product Series Fund, Inc.
Financial Highlights
 ......................................
For the Period June 14, 1995(1) to December 31, 1995


The following table presents per share information for each portfolio of the AAL Variable Product Series Fund, Inc. for the period presented, which should be read in conjunction with the financial statements and the related notes.

                                                                                            LARGE         SMALL
                                                    MONEY                                   COMPANY       COMPANY
                                                    MARKET       BOND         BALANCED      STOCK         STOCK
                                                    PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
 ....................................................................................................................
Net asset value: Beginning of period.............       $1.00       $10.00        $10.00        $10.00        $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income............................        0.03         0.34          0.22          0.11          0.08
Net realized and unrealized gains
  on investments.................................        0.00         0.23          0.92          1.52          0.99
                                                   -----------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS.................        0.03         0.57          1.14          1.63          1.07
                                                   -----------------------------------------------------------------
LESS DISTRIBUTIONS:
From net investment income.......................       (0.03)       (0.34)        (0.21)        (0.11)        (0.07)
From net realized capital gains..................        0.00         0.00         (0.01)        (0.01)        (0.01)
                                                   -----------------------------------------------------------------
TOTAL DISTRIBUTIONS..............................       (0.03)       (0.34)        (0.22)        (0.12)        (0.08)
                                                   -----------------------------------------------------------------
Net increase in net asset value..................        0.00         0.23          0.92          1.51          0.99

Net Asset value: End of period...................       $1.00       $10.23        $10.92        $11.51        $10.99
                                                   -----------------------------------------------------------------
Total Return (a).................................        5.58%        5.80%        11.46%        16.39%        10.70%
Net Assets, End of Period........................  $7,044,642   $9,362,832   $28,758,722   $23,138,378   $15,665,864

RATIOS AND SUPPLEMENTAL DATA:
Ratio of expenses to average net assets (b) (c)..        0.35%        0.35%         0.35%         0.35%         0.35%
Ratio of net investment income to
  average net assets (b) (c).....................        5.71%        6.54%         4.07%         2.27%         1.43%
Portfolio turnover rate..........................         N/A         6.51%         2.29%         0.47%         2.85%
Average commission rate paid (d).................         N/A          N/A         $0.04         $0.04         $0.04

(1) Commencement of operations.

===============================================================================
                    A A L   V A R I A B L E   A N N U I T Y

[AAL Variable Annuity Logo]

AAL Variable Product Series Fund, Inc.
Financial Highlights--Continued
 ......................................
For the Period June 14, 1995(1) to December 31, 1995


(a) The Bond, Balanced, Large Company Stock and Small Company Stock Portfolios are reported as period-to-date cumulative total returns, while the Money Market Portfolio is reported on an annualized total return basis.

(b) Calculated on an annualized basis.

(c) Without reimbursements the above ratios, on an annualized basis, would have been:

                                                                                                LARGE       SMALL
                                                            MONEY                               COMPANY     COMPANY
                                                            MARKET      BOND        BALANCED    STOCK       STOCK
                                                            PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
    .................................................................................................................
    Ratio of expenses to average net assets...............    1.40%       1.25%       1.15%       1.26%       1.37%
    Ratio of net investment income to average net assets..    4.66%       5.64%       3.27%       1.37%       0.41%

(d) Amounts shown reflect the average brokerage commission paid on each share of equity securities traded by the Portfolio during the period presented.


(1) Commencement of operations.


                            See accompanying notes.

==============================================================================
                    A A L   V A R I A B L E   A N N U I T Y

[LOGO OF AAL VARIABLE ANNUITY]
Report of Independent Auditors
 .......................................


The Board of Directors and Shareholders
AAL Variable Product Series Fund, Inc.


 We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of the AAL Variable Product Series Fund, Inc. (comprised of the Money Market, Bond, Balanced, Large Company Stock and Small Company Stock Portfolios) as of December 31, 1995, and the related statement of operations, statement of changes in net assets and financial highlights for the period June 14, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios of the AAL Variable Product Series Fund, Inc. at December 31, 1995, and the results of their operations, changes in their net assets and financial highlights for the period June 14, 1995 to December 31, 1995, in conformity with generally accepted accounting principles.


 /s/ Ernst & Young LLP

 Milwaukee, Wisconsin
 February 2, 1996

================================================================================

                    A A L   V A R I A B L E   A N N U I T Y

[LOGO OF AAL VARIABLE ANNUITY]

AAL VARIABLE ANNUITY ACCOUNT I
STATEMENT OF NET ASSETS
 ..............................
December 31, 1995

ASSETS

Investments in AAL Variable Product Series Fund, Inc.:


Money Market Subaccount:

Money Market Portfolio, 5,044,642 shares at net asset value of
  $1.00 per share (cost $5,044,642)...............................  $ 5,045,423

Bond Subaccount:

Bond Portfolio, 414,759 shares at net asset value of $10.23
  per share (cost $4,173,323).....................................    4,244,412

Balanced Subaccount:

Balanced Portfolio, 1,382,360 shares at net asset value of $10.92
  per share (cost $14,601,735)....................................   15,100,546

Large Company Stock Subaccount:

Large Company Stock Portfolio, 1,259,994 shares at net asset
  value of $11.51 per share (cost $13,747,729)....................   14,505,273

Small Company Stock Subaccount:

Small Company Stock Portfolio, 925,566 shares at net asset
  value of $10.99 per share (cost $9,947,972).....................   10,171,538
                                                                    -----------
TOTAL INVESTMENTS (cost $47,515,401)..............................  $49,067,192

LIABILITIES.......................................................       -
                                                                    -----------

NET ASSETS........................................................  $49,067,192
                                                                    ===========


                                                             UNIT    EXTENDED
                                                   UNITS    VALUE      VALUE
                                                 ..............................
Net Assets are represented by:

Money Market Subaccount........................  4,931,298  $ 1.02  $ 5,045,423

Bond Subaccount................................    402,927   10.53    4,244,412

Balanced Subaccount............................  1,364,855   11.06   15,100,546

Large Company Stock Subaccount.................  1,258,237   11.53   14,505,273

Small Company Stock Subaccount.................    928,755   10.95   10,171,538
                                                                    -----------

TOTAL NET ASSETS....................................................$49,067,192
                                                                    ===========

                            See accompanying notes.

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y

[Logo of A A L Variable Annuity]

 AAL Variable Annuity Account I
 Statement of Operations
 For the Period June 15, 1995(1) to December 31, 1995



                                                                                                    LARGE       SMALL
                                                                MONEY                               COMPANY     COMPANY
                                                                MARKET      BOND        BALANCED    STOCK       STOCK
                                                     COMBINED   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
 ...................................................................................................................................
INVESTMENT INCOME:
Dividends .......................................   $  396,171    $ 76,382    $ 65,068    $140,993    $ 80,453    $ 33,275
Capital gain distributions ......................        5,505           -           -         218       1,653       3,634
                                                    ----------------------------------------------------------------------
TOTAL INVESTMENT INCOME .........................      401,676      76,382      65,068     141,211      82,106      36,909

EXPENSES:
Mortality and expense
 risk charges ...................................      133,383      17,461      11,062      38,393      40,262      26,205
                                                    ----------------------------------------------------------------------
NET INVESTMENT INCOME ...........................      268,293      58,921      54,006     102,818      41,844      10,704

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from
 investment transactions ........................        1,564           -         692         146         639          87
Change in net unrealized
 appreciation of investments ....................    1,551,010           -      71,089     498,811     757,544     223,566
                                                    ----------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS ............................    1,552,574           -      71,781     498,957     758,183     223,653
                                                    ----------------------------------------------------------------------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ......................   $1,820,867    $ 58,921    $125,787    $601,775    $800,027    $234,357
                                                    ======================================================================

(1) Commencement of operations.



                            See accompanying notes.

===============================================================================

                  A A L   V A R I A B L E   A N N U I T Y

[Logo of A A L Variable Annuity]

 AAL Variable Annuity Account I
 Statement of Changes in Net Assets
 For the Period June 15, 1995(1) to
 December 31, 1995


                                                                                                          LARGE          SMALL
                                                                MONEY                                     COMPANY        COMPANY
                                                                MARKET           BOND         BALANCED    STOCK          STOCK
                                                   COMBINED     SUBACCOUNT       SUBACCOUNT   SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
 ...................................................................................................................................
OPERATIONS:
Net investment income .......................    $   268,293    $   58,921     $   54,006   $   102,818    $   41,844    $   10,704
Net realized gain from
 investment transactions ....................          1,564        -                 692           146           639            87
Change in unrealized
 appreciation of investments ................      1,551,010        -              71,089       498,811       757,544       223,566
NET INCREASE IN NET ASSETS                       ----------------------------------------------------------------------------------
 RESULTING FROM OPERATIONS ..................      1,820,867        58,921        125,787       601,775       800,027       234,357

CAPITAL SHARE TRANSACTIONS:
Transfers of net premiums ...................     47,610,113    18,249,874      2,841,432     9,540,542     9,985,987     6,992,278
Transfers of surrenders .....................       (136,290)      (64,439)       (18,376)      (25,229)      (13,024)      (15,222)

Transfers between subaccounts ...............       (227,498)  (13,198,933)     1,295,569     4,983,458     3,732,283     2,960,125

NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL SHARE                    ----------------------------------------------------------------------------------
 TRANSACTIONS ...............................     47,246,325     4,986,502      4,118,625    14,498,771    13,705,246     9,937,181
                                                 ----------------------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS AND
 NET ASSETS AT END OF PERIOD ................    $49,067,192  $  5,045,423     $4,244,412   $15,100,546   $14,505,273   $10,171,538
                                                 ==================================================================================

(1) Commencement of operations.



                            See accompanying notes.

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y

LOGO OF AAL VARIABLE ANNUITY]

AAL Variable Annuity Account I
Notes to Financial Statements
 ..............................
December 31, 1995

NOTE 1:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 The AAL Variable Annuity Account I (the Account) is a unit investment trust registered under the Investment Company Act of 1940. The Account was established as a separate investment account within Aid Association for Lutherans (AAL) to fund flexible premium deferred variable annuity insurance certificates. The Account commenced operations on June 15, 1995.

 The Account has five separate subaccounts, each of which invests solely, as directed by contract owners, in a different portfolio of the AAL Variable Product Series Fund, Inc. (the Fund), an open-end, diversified management investment company sponsored by AAL. Contract owners also may direct investments to a guaranteed interest subaccount held in the general account of AAL.

 Investments in shares of the Fund are stated at market value, which is the closing net asset value per share as determined by the Fund. The first-in, first-out basis has been used in determining the net realized gain or loss from investment transactions and the cost basis for determining unrealized appreciation or depreciation on investments. Dividends and capital gain distributions paid to the Account are automatically reinvested in shares of the Fund on the payment date.

NOTE 2:  EXPENSE CHARGES

 The Account pays AAL certain amounts relating to the distribution and administration of the certificates funded by the Account and as reimbursement for certain mortality and other risks assumed by AAL. The following summarizes those amounts.

 Mortality and Expense Risk Charge

 AAL deducts a daily mortality and expense risk charge from the Account at an annual rate of 1.25% of the average daily net asset value of the Account. These charges are deducted by AAL in return for its assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with certificates issued.

 Certificate Maintenance Charge

 Prior to the annuity payment period, AAL deducts a certificate maintenance charge of $25 per certificate year to reimburse it for administrative expenses related to the contract, unless the sum of premiums received by AAL less the sum of any withdrawals and withdrawal charges from the certificate is $5,000 or more at the time the deduction would be made. A portion of this charge may be deducted from funds held outside of the Account (i.e., in the Fixed Account).

 Withdrawal and Surrender Charges

 A withdrawal and surrender charge is imposed in the event of a full or partial surrender in excess of 10% of the accumulated value during the first seven contract years. The amount charged is 7% of the amount surrendered during the first contract year and declines by 1% in each of the next six contract years. No surrender charge is deducted if the partial surrender or surrender occurs after seven full contract years.

===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y

[LOGO OF AAL VARIABLE ANNUITY]

AAL Variable Annuity Account I
Notes to Financial Statements-Continued
 .......................................

December 31, 1995

NOTE 2:  EXPENSE CHARGES (CONTINUED)
 Transfer Charge

 Owners may request transfers of all or part of a certificate's accumulated value among the subaccounts and/or the fixed annuity, prior to the annuity commencement date. The owner may make two transfers from one or more subaccounts to other subaccounts or the fixed annuity in each certificate year without charge. Thereafter, each transfer will be subject to a $10 transfer charge.

NOTE 3:  FEDERAL INCOME TAXES

 The operations of the Account form a part of the operations of AAL. AAL, a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Account's net investment income and net realized gain on investments. Accordingly, no charge for income taxes is currently being made to the Account. If such taxes are incurred by AAL in the future, a charge to the Account may be assessed.

NOTE 4:  INVESTMENT TRANSACTIONS

 The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount for the period June 15, 1995 to December 31, 1995 are as follows:

                                                 PURCHASES     SALES
 ......................................................................
 Money Market Subaccount...................... $ 9,339,134  $4,294,492
 Bond Subaccount..............................   4,345,071     171,748
 Balanced Subaccount..........................  14,615,015      13,280
 Large Company Stock Subaccount...............  13,774,864      27,135
 Small Company Stock Subaccount...............   9,952,580       4,608
                                               -----------------------
 Combined..................................... $52,026,664  $4,511,263
                                               =======================


===============================================================================

                    A A L   V A R I A B L E   A N N U I T Y

[Logo of A A L Variable Annuity]

 AAL Variable Annuity Account I
 Notes to Financial Statements--Continued
 December 31, 1995

NOTE 5:  SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
 Transactions in units of each subaccount of the Account for the period June 15, 1995 to December 31, 1995, were as follows:

                                                        UNITS SOLD             UNITS REDEEMED            NET INCREASE
                                                    UNITS       AMOUNT       UNITS       AMOUNT       UNITS      AMOUNT
 ........................................................................................................................
 Money Market Subaccount  ....................   17,995,748  $18,249,874  13,064,450  $13,263,372  4,931,298  $ 4,986,502
 Bond Subaccount .............................      404,717    4,137,001       1,790       18,376    402,927    4,118,625
 Balanced Subaccount .........................    1,367,146   14,524,000       2,291       25,229  1,364,855   14,498,771
 Large Company Stock Subaccount ..............    1,259,381   13,718,270       1,144       13,024  1,258,237   13,705,246
 Small Company Stock Subaccount ..............      930,171    9,952,403       1,416       15,222    928,755    9,937,181
                                               ...........................................................................
 Combined ....................................   21,957,163  $60,581,548  13,071,091  $13,335,223  8,886,072  $47,246,325
                                               ===========================================================================

NOTE 6:  NET ASSETS
 The Account has an unlimited number of accumulation units authorized with no par value. Net assets as of December 31, 1995 consisted of:

                                                                                                 LARGE        SMALL
                                                            MONEY                                COMPANY      COMPANY
                                                            MARKET      BOND        BALANCED     STOCK        STOCK
                                                COMBINED    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
 ........................................................................................................................
 Paid-in Capital ............................  $47,246,325  $4,986,502  $4,118,625  $14,498,771  $13,705,246  $ 9,937,181

 Undistributed net investment income ........      268,293      58,921      54,006      102,818       41,844       10,704

 Undistributed net realized gain from
    investment transactions .................        1,564           -         692          146          639           87

 Net unrealized appreciation of investments .    1,551,010           -      71,089      498,811      757,544      223,566
                                               ...........................................................................
 Net Assets .................................  $49,067,192  $5,045,423  $4,244,412  $15,100,546  $14,505,273  $10,171,538
                                               ===========================================================================


================================================================================

                    A A L   V A R I A B L E   A N N U I T Y

[LOGO OF AAL VARIABLE ANNUITY]

Report of Independent Auditors
 ..............................


The Board of Directors and Certificateowners

Aid Association for Lutherans


We have audited the accompanying statement of net assets of the AAL Variable Annuity Account I (comprising, respectively, the Money Market, Bond, Balanced, Large Company Stock and Small Company Stock Subaccounts) as of December 31, 1995, and the related statements of operations and changes in net assets for the period from June 15, 1995 (commencement of operations) to December 31, 1995. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the AAL Variable Annuity Account I at December 31, 1995, and the results of their operations and changes in their net assets for the period June 15, 1995 to December 31, 1995, in conformity with generally accepted accounting principles.

/s/ ERNST & YOUNG LLP

 Milwaukee, Wisconsin
 February 2, 1996

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


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


                        [LOGO OF AAL VARIABLE ANNUITY]

                                Service Center
                      AAL Variable Annuity Service Center
                                P.O. Box 419108
                       Kansas City, Missouri  64141-6108
                            Telephone 800-778-1762

                                    .......

                     Investment Adviser and Transfer Agent
                         Aid Association for Lutherans
                            4321 North Ballard Road
                        Appleton, Wisconsin  54919-0001

                                    .......

                                   Custodian
                          Harris Trust & Savings Bank
                            111 West Monroe Street
                           Chicago, Illinois  60690

                                    .......

                            Independent Accountants
                              Ernst & Young, LLP
                           111 East Kilbourn Avenue
                          Milwaukee, Wisconsin  53202


                                 [LOGO OF AAL]
                      AAL Capital Management Corporation
                    --------------------------------------
               222 West College Avenue, Appleton, WI  54919-0007
                          800-778-1762    414-734-7633


                       AAL Capital Management Corporation
                 is the distributor of the AAL Variable Annuity
                      and is a wholly-owned subsidiary of:

                         Aid Association for Lutherans
               4321 North Ballard Road, Appleton, WI  54919-0001



13017AR    2/96